WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND




                                                                   ANNUAL REPORT
                                                                  March 31, 2002

                                                                   ANNUAL REPORT
Table of Contents                                                 March 31, 2002
--------------------------------------------------------------------------------

Social Research and Action Update............................................  1


Walden/BBT Domestic Social Index Fund
         Market and Performance Review.......................................  3
         Investment Performance..............................................  4
         Schedule of Portfolio Investments...................................  5
         Financial Statements................................................ 10
         Financial Highlights................................................ 12


Walden/BBT International Social Index Fund
         Market and Performance Review....................................... 13
         Investment Performance.............................................. 14
         Schedule of Portfolio Investments................................... 15
         Financial Statements................................................ 23
         Financial Highlights................................................ 25

Notes to Financial Statements................................................ 26

Report of Independent Public Accountants..................................... 29

Trustees..................................................................... 30



--------------------------------------------------------------------------------

Social Research and Action Update                                 March 31, 2002
--------------------------------------------------------------------------------

Over the past year, Walden has led or participated in discussions with companies that have raised new issues and others that have affirmed what socially responsive investing is all about. Now we are plunging headlong into "proxy season." As in past seasons, company dialogues alone can produce results, without ever reaching the proxy resolution stage. Likewise, some proxy resolutions are withdrawn after arriving at mutual agreements with companies. Other resolutions will go to the ballot and be voted on by shareholders. Several recent examples are highlighted below:

DOMESTIC ADVOCACY

RECYCLING
   - Important progress is being made in the COKE and PEPSI challenge - the one dealing with increasing recycled content in their plastic bottles. For several years and with technical assistance from the GrassRoots Recycling Network, Walden has been co-leading a shareholder coalition encouraging greater accountability on this issue through dialogue and the proxy process. By the end of 2001, three out of four plastic Coke bottles in North America contained 10% recycled content, up from one out of four bottles just one year earlier. Meanwhile, the previously recalcitrant PepsiCo has stepped up to the plate, committing to work toward a goal of 10% recycled content in its U.S. bottles by 2005. Walden continues to push for more recycled plastic content at both companies, and, is calling upon them to reverse the declining beverage container recovery and recycling rate.

CORPORATE GOVERNANCE
   - Walden's activism with EMC CORPORATION continues. Our dialogue with the company broke down and so we filed three resolutions on board independence, board inclusiveness and in-person annual general meetings. Subsequently, EMC sought SEC permission to omit the resolutions. The SEC did not find merit in EMC's arguments with regard to the first two, and hence they are on the ballot, but did exclude the AGM issue on "ordinary business" grounds. Recently when the proxy ballots were issued, we discovered that the proxy proposals were somewhat obscured because EMC had failed to provide any identifying description of them on the ballot. A representative of Institutional Shareholder Services, a leading provider of impartial proxy voting services to institutional investors commented, "Frankly, I can't remember ever seeing a proxy containing this type of gross omission before ...[It] is more than unusual. It might even be unprecedented." A coalition of investor proponents has brought the concern to the SEC and is looking to raise investor awareness about EMC's oversight of the proxy process.

CHILD LABOR
   - Recently Walden organized and co-led a 9-member social investor coalition meeting with FEDERATED DEPARTMENT STORES to discuss the Rugmark Foundation's independent monitoring, rehabilitation, and certification program as a means of eliminating from its stores hand-woven rugs made illegally by children. The meeting concluded with Federated's agreement to arrange and participate in a meeting between Federated, Tufenkian Company and Rugmark in the near future. Tufenkian supplies over 80% of Federated's carpets from Nepal, and Rugmark already certifies 70% of all hand-made carpet production in Nepal. The investor coalition believes that Tufenkian's participation in Rugmark would be a significant first step for Federated to phase in Rugmark-certified carpets on a country-by-country basis.

DIVERSITY
   - FLEETBOSTON FINANCIAL agreed to strengthen reporting on its diversity record by adopting a policy to make available comprehensive data on the representation of women and minorities across all Equal Employment Opportunity Commission job categories. Walden's resolution requesting more comprehensive reporting was withdrawn.

MERCURY THERMOMETERS
   - KROGER began phasing out sales of mercury thermometers in January, after receiving a sign-on letter coordinated by Walden. Mercury, a toxin that affects fetal and child neurological development, as well as kidneys and the liver, is dangerous when released into the environment. Kroger's action followed 18 months of pressure from Walden and Health Care Without Harm (HCWH). Signatories to the letter included members of the Interfaith Center on Corporate Responsibility (ICCR), other social investors and nongovernmental organizations. Similarly, the large hospital chain, HCA INC., began phasing out mercury containing medical devices on the recommendation of its nursing advisory board. Its decision became public when Walden filed a shareholder resolution calling for the phase out. Walden withdrew the resolution and hopes that HCA's disclosure will encourage others to follow their lead.

INDIGENOUS RIGHTS & WATER USAGE
   - Walden joined another investor in a resolution asking LEHMAN BROTHERS to use its or its partners' controlling investment in Peabody Energy to encourage the coal mining company to significantly reduce their use of water from the Navajo Aquifer. A December meeting with officials from Lehman and Peabody resulted in an agreement that the two would take additional actions to ensure the protection of the water supply that is so crucial to the economic and cultural livelihood of the Hopi and Navajo Nations. The resolution has been withdrawn.

GENETICALLY ENGINEERED FOOD
   - Walden withdrew its resolution asking TRICON GLOBAL RESTAURANTS to study the implications of its continued use of genetically engineered food ingredients. In addition to the


--------------------------------------------------------------------------------

Social Research and Action Update (cont.)                         March 31, 2002
--------------------------------------------------------------------------------

      company's commitment to carry on with constructive dialogue, Tricon will develop a section on its public web site expressing its position and encouraging readers to share their views with management.


INTERNATIONAL ADVOCACY

RAINFORESTS
   - Heralded as a breakthrough in the sustainable banking movement, ABN AMRO is one of three Netherlands' based banks that agreed to apply specific social and environmental requirements on loans to Indonesia's palm oil industry to conserve tropical rainforests. Over the years, Walden has held several conversations with officials at ABN AMRO on the importance of including social and environmental factors in lending and credit decisions. We applaud ABN AMRO for putting its commitment into action.

ENVIRONMENTAL SUSTAINABILITY
   - Attendees at BORAL'S annual shareholder meeting in Australia in October heard a representative of Walden support a director candidate backed by a green shareholder coalition of the building materials company. The shareholder group reported that pressure from investors has led Boral to recognize publicly the importance of environmental sustainability, even though it is unwilling to select the director candidate.

ARCTIC NATIONAL WILDLIFE REFUGE & INDIAN IMAGES
   - Walden is a leader in an investor coalition sponsoring a shareholder resolution asking BP to assess the implications of drilling in environmentally sensitive areas, such as the coastal plain of the Arctic National Wildlife Refuge. The company proxy devotes significant attention to this issue. In an unrelated matter, BP in February renamed its Gulf of Mexico oil exploration operations from Crazy Horse to Thunder Horse, a significant recognition by BP that many Native Americans consider the Crazy Horse name sacred. BP worked with ICCR, Walden and others to address this concern.

ENVIRONMENTAL STEWARDSHIP
   - Over the years Walden has held conversations with HSBC, the UK's largest bank holding company, about integrating social and environmental factors in its financing decisions. Thus we were encouraged when the bank pledged recently to donate $50 million for conservation work addressing water quality and supply, endangered plants and training of conservationists. For example, HSBC will support the World Wide Fund for Nature in its freshwater management projects on the Yangtze, Amazon and Rio Grande rivers. This is believed to be the largest commitment for environmental projects on the part of a British corporation.

LABOR RIGHTS
   - For the second time, Walden collaborated with the PACE International Union (Paper, Allied Industrial, Chemical & Energy Workers) to bring increased attention to the U.S. labor practices of a foreign company - in this case TAIHEIYO CEMENT CORPORATION of Japan. Recently, workers at its Arizona plant won their first contract in almost four years. This was after Walden joined with the Just Transition Alliance, a grassroots labor and environmental justice coalition, to pressure management to bargain with the workers and address the local community's environmental concerns.

WALDEN AND PROXY VOTING

Walden takes our responsibility to vote proxies in an informed and comprehensive manner seriously. Our formal proxy voting guidelines are designed to reflect each Fund's positions on key issues related to corporate governance and social change. Walden's proxy voting guidelines and proxy voting records for the Walden Domestic Social Index Fund and the Walden International Social Index Fund are available by calling 1-800-282-8782 x7050.


--------------------------------------------------------------------------------

Market and Performance                     WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Review (unaudited)                             Manager Commentary by Geeta Aiyer
--------------------------------------------------------------------------------

The U.S. stock market was essentially flat in the first quarter of 2002, with a total return, including dividends, of 0.28% as represented by the Standard & Poor's 500 Stock Index. Value and growth stocks, as well as bonds and money markets, all had equally lackluster returns. Only small- and mid-cap U.S. stocks had positive returns for the year, continuing a trend of outperformance by smaller stocks that began last year. The Walden/BBT Domestic Social Index Fund had total returns of -0.12% for the quarter and -0.22% for the year ended March 31, 2002.

Contrary to virtually all forecasts, the U.S. economy again demonstrated extraordinary resilience during the fourth quarter of 2001, and the first quarter of this year. Despite the collapse of the huge technology investment bubble and the tragic events of September 11, 2001, the U.S. economy actually grew during the fourth quarter of last year. All indications are that this year's first quarter is even stronger. Consumer spending continues to be robust, helping to make this a short and mild recession, if indeed this qualifies as a recession at all. Residential construction spending and the housing market continue to be strong, and consumer confidence, as measured by the Conference Board, climbed sharply in March, after dipping slightly in February. Manufacturing grew in both February and March, and although the manufacturing sector continues to lose jobs, the pace of those cuts has slowed.

Despite the signs of economic recovery, equity markets were fairly flat in the first quarter, as investors sorted through the confusing news about economic recovery and corporate profits, and remained suspicious about earnings numbers, given the number of companies restating earnings in the wake of Enron's collapse.

Several stocks from the energy and consumer discretionary sectors had significant gains during this quarter. The stocks that contributed significantly to the Fund's performance were Exxon Mobil Corp. (3.74% of the Fund's net assets), Johnson & Johnson, Inc. (2.02%) and Wal-Mart Stores, Inc. (2.83%). Stocks that declined significantly came from a number of industries, including the technology and telecommunication sectors. The Fund was most affected by the declines in Tyco International, Inc. (0.61%), which was down 45.1% amid accounting questions, AOL Time Warner, Inc. (1.0% of the Fund) which was down, and IBM Corp. (1.71%) which was down 13.9%. These holdings detracted 0.55%, 0.37%, and 0.22% respectively from the Fund's return.+

The Fund's social guidelines both helped and hurt its relative performance this quarter. Many of the securities that the portfolio is precluded from owning because of social considerations posted double digit gains for the quarter. We feel not owning these names cost the Fund in returns. However, General Electric Co., which the Fund does not own for social reasons, declined significantly. We believe that not owning General Electric improved the Fund's relative performance for the quarter.

On behalf of our entire team, we thank you for your continued confidence in our services. Please contact us at (617) 695-5174 with any questions or comments.


/s/ Geeta Aiyer

Geeta Aiyer
Portfolio Manager
Boston Trust Investment Management, Inc.


--------------------------------------------------------------------------------
+ Portfolio composition is subject to change.

                                           WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investment Performance (unaudited)                                March 31, 2002
--------------------------------------------------------------------------------

Fund Net Asset Value:  $8.43
                                                               Annualized
                                                        -----------------------
                                              Quarter           Since Inception
                                              to Date   1 Year   July 31, 1999

   Walden/BBT Domestic Social Index Fund*      -0.12%    -0.22%     -5.62%

   Standard & Poor's 500 Stock Index            0.28%     0.24%     -4.17%

   Russell 1000 Stock Index                     3.98%    13.98%     -3.50%

   Wilshire 5000 Index(1)                       0.96%     2.10%     -3.32%

   Domini 400 Social Index(2)                   0.20%     0.17%     -5.48%

*After all expenses at an annual rate of 0.75%, the adviser's expense limitation.

                                    [chart]

                                                   Walden/BBT
                       Russell                     Domestic
        Wilshire       1000           S&P 500      Social       Domini 500
        5000           Stock          Stock        Index        Social
        Index          Index          Index        Fund         Index

7/99    10000          10000          10000        10000        10000
         9907           9906           9951         9900         9986
         9648           9634           9678         9590         9668
        10261          10281          10290        10190        10332
        10605          10546          10499        10360        10733

12/99   11410          11181          11118        10793        11404
        10937          10724          10559        10342        10789
        11182          10695          10359        10081        10649
        11846          11670          11373        11023        11769
        11229          11280          11031        10672        11217
        10837          10989          10804        10402        10753
        11314          11269          11071        10652        11136
        11084          11082          10898        10512        10935
        11888          11902          11574        11083        11323
        11334          11349          10963        10472        10609
        11093          11213          10917        10442        10747
         9989          10187          10056         9640         9908

12/00   10167          10310          10105         9730         9765
        10557          10650          10464        10074        10201
         9555           9656           9510         9134         9178
         8912           9015           8907         8589         8589
         9646           9739           9600         9215         9158
         9742           9805           9664         9255         9202
         9578           9583           9429         9043         9054
         9420           9452           9337         9003         9052
         8850           8877           8752         8447         8483
         8056           8124           8045         7770         7770
         8260           8293           8199         7922         7869
         8892           8931           8828         8528         8563

12/01    9052           9027           8907         8579         8586
         9399           9324           9223         8457         8969
         8508           8454           8382         8244         8070

3/02     8861           8801           8696         8569         8397

The above information is not covered by the Report of Independent Public Accountants.

(1) The Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data.

(2) The Domini 400 Social Index is a market capitalization weighted common stock index that measures the performance of 400 corporations that pass multiple, broad based social screens. It serves as a proxy for the universe of stocks from which social investors might choose and as a benchmark for comparison with unscreened universes.

The Fund's performance is compared to the Standard & Poor's 500 Stock Index and the Russell 1000 Stock Index. The S&P 500 is representative of 500 widely held common stocks, and the Russell 1000 is comprised of 1,000 of the largest capitalized U.S. domiciled companies. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

The chart represents a historical investment of $10,000 in the Walden/BBT Domestic Social Index Fund from July 31, 1999, to March 31, 2002, and represents the reinvestment of dividends and capital gains in the Fund.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------

Schedule of Portfolio                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS  (98.6%)

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      ------       -----

BASIC MATERIALS (3.8%)
Air Products & Chemical, Inc. ...................            800    $    41,320
Alcan Aluminum Ltd. .............................          1,500         59,445
Alcoa, Inc. .....................................          2,824        106,578
Allegheny Technologies, Inc. ....................            350          5,789
Archer-Daniels-Midland Co. ......................          2,797         38,962
Avery Dennison Corp. ............................            300         18,309
Barrick Gold Corp. ..............................          1,100         20,416
Bemis Co., Inc. .................................            200         10,870
Boise Cascade Corp. .............................            100          3,624
Donaldson Co., Inc. .............................            400         16,084
Dow Chemical Co. ................................          2,944         96,328
Du Pont (E.I.) de Nemours .......................          3,569        168,278
Eastman Chemical Co. ............................            300         14,637
Ecolab, Inc. ....................................            800         36,576
Engelhard Corp. .................................            600         18,618
Freeport-McMoRan Copper & Gold, Inc., Class B (b)            400          7,048
Georgia-Pacific Group ...........................            658         19,707
Great Lakes Chemical Corp. ......................            200          5,634
Hercules, Inc. (b) ..............................            200          2,662
IMC Global, Inc. ................................            100          1,475
Inco Ltd. (b) ...................................          1,100         21,527
International Paper Co. .........................          1,512         65,031
Martin Marietta Materials .......................            100          4,222
MeadWestvaco Corp. ..............................            788         26,122
Millipore Corp. .................................            100          4,424
Newmont Mining Corp. ............................            500         13,845
Nucor Corp. .....................................            200         12,848
Omnova Solutions, Inc. ..........................            200          1,660
Pactiv Corp. (b) ................................            700         14,014
Phelps Dodge Corp. ..............................            536         22,566
Placer Dome, Inc. ...............................            200          2,450
Plum Creek Timber Co, Inc. ......................            137          4,070
PPG Industries, Inc. ............................            600         32,946
Praxair, Inc. ...................................            600         35,880
Rohm & Hass Co. .................................            600         25,362
RPM, Inc. .......................................            300          4,665
Sealed Air Corp. (b) ............................            500         23,540
Sherwin-Williams Co. ............................            600         17,088
Sigma-Aldrich ...................................            400         18,784
Sonoco Products Co. .............................            100          2,861
Temple-Inland, Inc. .............................            100          5,672
USG Corp. .......................................            300          2,100
Vulcan Materials Co. ............................            500         23,770
Weyerhaeuser Co. ................................            600         37,716
                                                                    -----------
                                                                      1,115,523
                                                                    -----------
CAPITAL GOODS (3.1%)
Allied Waste Industries, Inc. (b) ...............            700          9,100
Caterpillar, Inc. ...............................          1,100         62,535
Cooper Industries, Inc. .........................            600         25,170
Crane Co. .......................................            400         10,936
Cummins Engine ..................................            100          4,723
Danaher Corp. ...................................            800         56,816
Deere & Co. .....................................            800         36,440
Delphi Automotive Systems Corp. .................          2,500         39,975
Diebold, Inc. ...................................            200          8,148
Dover Corp. .....................................          1,400         57,400

COMMON STOCKS  (98.6%), CONTINUED

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      ------       -----

CAPITAL GOODS (3.1%), CONTINUED
FMC Corp. (b) ...................................            200    $     8,384
Illinois Tool Works .............................          1,400        101,290
Imagistics International Inc. (b) ...............             72          1,145
Ingersoll-Rand Co. ..............................            700         35,014
Kadant, Inc. (b) ................................             36            514
Molex, Inc. .....................................            650         22,536
Navistar International Corp. ....................            300         13,290
Paccar, Inc. ....................................            300         21,963
Pall Corp. ......................................          2,000         40,980
Parker Hannifin Corp. ...........................            500         24,950
Pentair, Inc. ...................................            100          4,497
PerkinElmer, Inc. ...............................            700         12,950
Pitney Bowes, Inc. ..............................            900         38,520
Power-One, Inc. (b) .............................            200          1,636
Precision Castparts Corp. .......................            300         10,623
Tenneco Automotive, Inc. (b) ....................            140            560
Thermo Electron Corp. (b) .......................            600         12,438
Thomas & Betts Corp. ............................            100          2,116
Timken Co. ......................................            200          4,618
Tyco International, Ltd. ........................          6,200        200,383
Visteon Corp. ...................................            471          7,795
Waste Management, Inc. ..........................          1,800         49,050
                                                                    -----------
                                                                        926,495
                                                                    -----------
COMMUNICATION SERVICES (5.0%)
Alltel Corp. ....................................            900         49,995
AT&T Corp. ......................................         10,732        168,492
AT&T Wireless Services, Inc. (b) ................          7,392         66,158
Avaya, Inc. (b) .................................            700          5,166
Bellsouth Corp. .................................          5,700        210,102
CenturyTel, Inc. ................................            200          6,800
Interpublic Group Cos., Inc. ....................          1,000         34,280
JDS Uniphase Corp. (b) ..........................          3,800         22,382
Nextel Communications, Inc. (b) .................          2,200         11,836
Nortel Networks Corp. ...........................          9,300         41,757
SBC Communications, Inc. ........................         10,016        375,000
Sprint Corp. ....................................          2,500         38,225
Sprint Corp. PCS (b) ............................          2,700         27,783
Verizon Communications, Inc. ....................          8,000        365,200
Vodafone Group PLC, ADR .........................            400          7,372
Williams Communications Group, Inc. (b) .........          1,151            159
WorldCom, Inc. (b) ..............................          8,350         56,279
                                                                    -----------
                                                                      1,486,986
                                                                    -----------
CONSUMER CYCLICALS (10.4%)
AutoZone, Inc. (b) ..............................            300         20,655
Bed Bath & Beyond, Inc. (b) .....................            700         23,625
Best Buy Co., Inc. (b) ..........................            600         47,520
Black & Decker Corp. ............................            200          9,308
Carnival Corp. ..................................          1,800         58,770
Centex Corp. ....................................            100          5,193
Circuit City Stores, Inc. .......................            400          7,216
Convergys Corp. (b) .............................            400         11,828
Cooper Tire & Rubber Co. ........................            200          4,330
Costco Wholesale Corp. (b) ......................          1,200         47,784
Dana Corp. ......................................            500         10,735
Dollar General Corp. ............................            750         12,210
Dow Jones & Co., Inc. ...........................            200         11,644


                                    Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------

COMMON STOCKS  (98.6%), CONTINUED

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      ------       -----
CONSUMER CYCLICALS  (10.4%), CONTINUED
Eaton Corp. .....................................            200    $    16,196
Emerson Electric Co. ............................          1,200         68,868
Equifax, Inc. ...................................            400         11,960
Federated Department Stores, Inc. (b) ...........            500         20,425
Ford Motor Co. ..................................          5,900         97,291
Gannett Co., Inc. ...............................            900         68,490
Gap, Inc. .......................................          2,400         36,096
General Motors Corp. ............................          1,900        114,855
Genuine Parts Co. ...............................            600         22,062
Goodyear Tire & Rubber Co. ......................            400         10,228
Harley-Davidson, Inc. ...........................          1,100         60,643
Hasbro, Inc. ....................................            200          3,164
Home Depot, Inc. ................................          6,700        325,687
J.C. Penney Co., Inc. ...........................            700         14,497
Johnson Controls, Inc. ..........................            500         44,155
Knight Ridder, Inc. .............................            200         13,738
Kohl's Corp. (b) ................................            900         64,035
Lear Corp. (b) ..................................            100          4,760
Leggett & Platt, Inc. ...........................            300          7,440
Limited, Inc. ...................................          1,700         30,430
Liz Claiborne, Inc. .............................            400         11,344
Lowe's Cos., Inc. ...............................          2,200         95,678
Marriott International, Inc. ....................          1,000         44,950
Masco Corp. .....................................          1,400         38,430
Mattel, Inc. ....................................          1,200         25,008
May Department Stores Co. .......................          1,100         38,335
Maytag Corp. ....................................            100          4,425
McGraw-Hill Cos., Inc. ..........................            600         40,950
New York Times Co. ..............................            400         19,144
Newell Rubbermaid, Inc. .........................            800         25,568
Nike, Inc. ......................................            700         42,007
Nordstrom, Inc. .................................            200          4,900
Office Depot, Inc. (b) ..........................            500          9,925
Omnicom Group, Inc. .............................            500         47,200
Paychex, Inc. ...................................          1,450         57,565
Pulte Homes, Inc. ...............................            100          4,785
RadioShack Corp. ................................            500         15,020
Sabre Holdings, Inc. (b) ........................            361         16,862
Sears, Roebuck & Co. ............................            900         46,143
Snap-On, Inc. ...................................            200          6,810
Stanley Works ...................................            300         13,875
Staples, Inc. (b) ...............................          1,100         21,967
Starbucks Corp. (b) .............................          1,000         23,130
Starwood Hotels & Resorts Worldwide, Inc. .......            700         26,327
Target Corp. ....................................          2,700        116,424
Tiffany & Co. ...................................            300         10,665
TJX Cos., Inc. ..................................            900         36,009
Toys 'R Us, Inc. (b) ............................            900         16,164
Tribune Co. .....................................            690         31,367
Tupperware Corp. ................................            200          4,550
VF Corp. ........................................            300         12,975
Wal-Mart Stores, Inc. ...........................         13,700        839,674
Whirlpool Corp. .................................            200         15,110
                                                                    -----------
                                                                      3,069,124
                                                                    -----------
COMMON STOCKS  (98.6%), CONTINUED

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      ------       -----

CONSUMER PRODUCTS (0.1%)
Blyth, Inc. .....................................            200    $     5,304
Cintas Corp. ....................................            400         19,944
Reebok International Ltd. (b) ...................            400         10,812
                                                                    -----------
                                                                         36,060
                                                                    -----------
CONSUMER STAPLES (10.3%)
Albertson's, Inc. ...............................          1,200         39,768
Avon Products, Inc. .............................            700         38,024
Ball Corp. ......................................            400         18,888
Campbell Soup Co. ...............................          1,300         34,840
Cendant Corp. (b) ...............................          2,700         51,840
Clear Channel Communications, Inc. (b) ..........          1,900         97,679
Clorox Co. ......................................            700         30,541
Coca Cola Enterprises ...........................          1,400         26,292
Coca-Cola Co. ...................................          7,400        386,724
Colgate-Palmolive Co. ...........................          1,800        102,870
Comcast Corp. (b) ...............................          2,900         92,220
ConAgra Foods, Inc. .............................          1,300         31,525
Cox Communications, Inc. (b) ....................            100          3,764
CVS Corp. .......................................          1,100         37,763
Darden Restaurants, Inc. ........................            300         12,177
Deluxe Corp. ....................................            200          9,252
Energizer Holdings, Inc. (b) ....................            233          5,534
Estee Lauder Cos., Inc., Class A ................            100          3,416
Fox Entertainment Group, Inc. (b) ...............            100          2,365
General Mills, Inc. .............................          1,000         48,850
Gillette Co. ....................................          3,400        115,634
Grainger (W.W.), Inc. ...........................            300         16,869
H.J. Heinz Co. ..................................          1,000         41,500
Hershey Foods Corp. .............................            400         27,416
International Flavors & Fragrances ..............            300         10,491
Kellogg Co. .....................................          1,000         33,570
Kimberly-Clark Corp. ............................          2,000        129,300
Kroger Co. (b) ..................................          2,900         64,264
McDonald's Corp. ................................          4,800        133,200
Pepsico, Inc. ...................................          6,320        325,480
Procter & Gamble Co. ............................          3,900        351,351
R.R. Donnelley & Sons Co. .......................            500         15,550
Safeway, Inc. (b) ...............................          1,600         72,032
Sara Lee Corp. ..................................          2,300         47,748
Servicemaster Co. ...............................            100          1,375
Supervalu, Inc. .................................            300          7,740
Sysco Corp. .....................................          2,100         62,622
Tricon Global Restaurants, Inc. (b) .............            400         23,512
Unilever NV, ADR ................................          2,600        147,680
USA Networks, Inc. (b) ..........................            200          6,354
Walgreen Co. ....................................          3,600        141,084
Walt Disney Co. .................................          6,700        154,636
Wendy's International, Inc. .....................            200          6,996
William Wrigley, Jr. Co. ........................            600         31,986
Winn-Dixie Stores, Inc. .........................            300          4,812
                                                                    -----------
                                                                      3,047,534
                                                                    -----------
ENERGY (8.1%)
AES Corp. (b) ...................................          1,500         13,500
Amerada Hess Corp. ..............................            200         15,872
Anadarko Petroleum Corp. ........................            718         40,524


                                    Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------

COMMON STOCKS  (98.6%), CONTINUED

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      ------       -----

ENERGY  (8.1%), CONTINUED
Apache Corp. ....................................            440    $    25,027
Ashland, Inc. ...................................            500         22,755
Baker Hughes, Inc. ..............................            900         34,425
Burlington Resources, Inc. ......................            600         24,054
Calpine Corp. (b) ...............................            800         10,160
ChevronTexaco Corporation .......................          3,940        355,664
Conoco Inc. .....................................          1,900         55,442
Devon Energy Corp. ..............................            389         18,777
Dynegy, Inc. ....................................            900         26,100
El Paso Corp. ...................................          1,561         68,731
EOG Resources, Inc. .............................            300         12,168
Exxon Mobil Corp. ...............................         21,208        929,547
Kerr-McGee Corp. ................................            200         12,570
Keyspan Corp. ...................................            400         14,556
Kinder Morgan, Inc. .............................            300         14,529
Marathon Oil Corporation ........................          1,000         28,800
Massey Energy Co. ...............................            200          3,380
Mirant Corp. (b) ................................            934         13,496
Nabors Industries, Inc. (b) .....................            400         16,900
Noble Drilling Corp. (b) ........................            300         12,417
Occidental Petroleum Corp. ......................          1,100         32,065
Phillips Petroleum Co. ..........................          1,220         76,616
Rowan Cos., Inc. (b) ............................            200          4,608
Royal Dutch Petroleum Co. .......................          6,800        369,376
Schlumberger Ltd. ...............................          1,600         94,112
Transocean Sedco Forex, Inc. ....................            871         28,943
Unocal Corp. ....................................            700         27,265
                                                                    -----------
                                                                      2,402,379
                                                                    -----------
FINANCIAL SERVICES (20.0%)
Aegon NV ........................................            203          4,961
AFLAC, Inc. .....................................          2,100         61,950
Allstate Corp. ..................................          2,100         79,317
AMB Property Corp. ..............................          4,800        132,000
Ambac Financial Group, Inc. .....................            300         17,721
American Express Co. ............................          4,100        167,936
American International Group, Inc. ..............          7,760        559,806
AmSouth Bancorporation ..........................            787         17,298
AON Corp. .......................................            700         24,500
ARCHSTONE-SMITH Trust ...........................            200          5,358
Bank of America Corp. ...........................          4,700        319,694
Bank of New York Co., Inc. ......................          2,200         92,444
Bank One Corp. ..................................          3,400        142,052
BB&T Corp. ......................................          1,200         45,732
Bear Stearns Cos., Inc. .........................            315         19,766
Capital One Financial Corp. .....................            700         44,695
CarrAmerica Realty Corp. ........................            100          3,141
Certegy, Inc. (b) ...............................            100          3,970
Charles Schwab Corp. ............................          4,250         55,633
Charter One Financial, Inc. .....................            525         16,391
Chubb Corp. .....................................            500         36,550
Cigna Corp. .....................................            500         50,695
Cincinnati Financial Corp. ......................            400         17,464
Citigroup, Inc. .................................         14,759        730,866
Comerica, Inc. ..................................            400         25,028
Concord EFS, Inc. (b) ...........................          1,200         39,900
Conseco, Inc. (b) ...............................            900          3,258


COMMON STOCKS  (98.6%), CONTINUED

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      ------       -----

FINANCIAL SERVICES  (20.0%), CONTINUED
Countrywide Credit Industries, Inc. .............            300    $    13,425
Crescent Real Estate Equities Co. ...............            100          1,940
Equity Office Properties Trust ..................          1,500         44,985
Equity Residential Properties Trust .............            600         17,244
Fannie Mae ......................................          3,400        271,592
Federal Home Loan Mortgage Corp. ................          2,000        126,740
Fifth Third Bancorp .............................          1,546        104,324
Fleet Boston Financial Corp. ....................          3,355        117,425
Franklin Resources, Inc. ........................            700         29,344
Golden West Financial Corp. .....................            400         25,400
Goldman Sachs Group, Inc. .......................            100          9,025
H&R Block, Inc. .................................            600         26,670
Hartford Financial Services Group, Inc. .........            800         54,496
Highwoods Properties, Inc. ......................            100          2,809
Host Marriott Corp. .............................            300          3,585
Household International, Inc. ...................          1,400         79,520
Huntington Bancshares, Inc. .....................            160          3,152
J.P. Morgan Chase & Co. .........................          5,980        213,187
Jefferson-Pilot Corp. ...........................            450         22,536
Keycorp .........................................          1,100         29,315
Lehman Brothers Holdings, Inc. ..................            700         45,248
Lincoln National Corp. ..........................            500         25,365
Marsh & McLennan Cos ............................            800         90,192
MBIA, Inc. ......................................            450         24,611
MBNA Corp. ......................................          3,100        119,567
Mellon Financial Corp. ..........................          1,400         54,026
Merrill Lynch & Co. .............................          2,600        143,988
MetLife, Inc. ...................................          2,200         69,300
MGIC Investment Corp. ...........................            300         20,529
Moody's Corp. ...................................            400         16,440
Morgan Stanley Dean Witter & Co. ................          3,300        189,123
National City Corp. .............................          1,800         55,368
Northern Trust Corp. ............................            600         36,066
PNC Financial Services Group ....................            900         55,341
Progressive Corp. ...............................            200         33,324
Providian Financial Corp. .......................            800          6,040
Regions Financial Corp. .........................            600         20,610
Robert Half International, Inc. (b) .............            600         17,712
Safeco Corp. ....................................            200          6,408
Saint Paul Cos ..................................            600         27,510
Simon Property Group, Inc. ......................            400         13,052
SouthTrust Corp. ................................          1,000         26,400
State Street Corp. ..............................          1,100         60,918
Stilwell Financial, Inc. ........................            700         17,143
Suntrust Banks, Inc. ............................            800         53,384
Synovus Financial Corp. .........................            700         21,336
T. Rowe Price Group, Inc. .......................            300         11,679
Torchmark Corp. .................................            400         16,116
U.S. Bancorp ....................................          5,639        127,272
Union Planters Corp. ............................            400         18,956
UnumProvident Corp. .............................            500         13,965
USA Education, Inc. .............................            500         48,900
Wachovia Corp. ..................................          3,900        144,612
Washington Mutual, Inc. .........................          2,900         96,077
Wells Fargo & Co. ...............................          5,200        256,880
                                                                    -----------
                                                                      5,898,298
                                                                    -----------

                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS  (98.6%), CONTINUED

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      ------       -----

HEALTH CARE (14.7%)
Abbott Laboratories .............................          4,500    $   236,700
Aetna, Inc. .....................................            400         15,528
Allergan, Inc. ..................................            400         25,860
Amgen, Inc. (b) .................................          3,100        185,008
Apogent Technologies, Inc. (b) ..................            200          4,936
Bausch & Lomb, Inc. .............................            200          8,914
Baxter International, Inc. ......................          1,900        113,088
Becton, Dickinson & Co. .........................            800         30,176
Biogen, Inc. (b) ................................            300         14,718
Biomet, Inc. ....................................            825         22,325
Boston Scientific Corp. (b) .....................          1,000         25,090
Bristol-Myers Squibb Co. ........................          6,000        242,940
C.R. Bard, Inc. .................................            200         11,810
Cardinal Health, Inc. ...........................          1,200         85,068
Chiron Corp. (b) ................................            400         18,356
Eli Lilly & Co. .................................          3,300        251,460
Forest Laboratories, Inc., Class A (b) ..........            500         40,850
Guidant Corp. (b) ...............................            900         38,988
HCA-The Healthcare Co. ..........................          1,900         83,752
Health Management Associates, Inc. (b) ..........          1,000         20,730
Healthsouth Corp. (b) ...........................          1,100         15,785
Immunex Corp. (b) ...............................          1,700         51,442
IMS Health, Inc. ................................            800         17,960
Johnson & Johnson, Inc. .........................          9,088        590,265
King Pharmaceuticals, Inc. (b) ..................            533         18,660
Manor Care, Inc. (b) ............................            500         11,650
McKesson HBOC, Inc. .............................            700         26,201
MedImmune, Inc. (b) .............................            500         19,665
Medtronic, Inc. .................................          3,800        171,798
Merck & Co., Inc. ...............................          6,700        385,785
Pfizer, Inc. ....................................         18,575        738,170
Pharmacia Corp. .................................          3,847        173,423
Saint Jude Medical, Inc. (b) ....................            200         15,430
Schering-Plough Corp. ...........................          4,500        140,850
Stryker Corp. ...................................            500         30,165
Sybron Dental Specialties, Inc. (b) .............             66          1,327
Tenet Healthcare Corp. (b) ......................          1,000         67,020
UnitedHealth Group, Inc. ........................          1,000         76,420
Viasys Healthcare, Inc. (b) .....................             87          1,957
Watson Pharmaceutical, Inc. (b) .................            200          5,418
Wellpoint Health Networks, Inc. (b) .............            600         38,202
Wyeth ...........................................          3,900        256,035
Zimmer Holdings, Inc. (b) .......................            570         19,409
                                                                    -----------
                                                                      4,349,334
                                                                    -----------
PRODUCER PRODUCTS (0.0%)
Teleflex, Inc. ..................................            100          5,467

TECHNOLOGY (19.1%)
3Com Corp. (b) ..................................            100            611
ADC Telecommunications, Inc. (b) ................          2,000          8,140
Adobe Systems, Inc. .............................            600         24,174
Advanced Micro Devices, Inc. (b) ................          1,000         14,710
Agilent Technologies, Inc. (b) ..................          1,315         45,972
Altera Corp. (b) ................................          1,200         26,244
American Power Conversion Corp. (b) .............            500          7,390
Analog Devices, Inc. (b) ........................          1,000         45,040



COMMON STOCKS  (98.6%), CONTINUED

TECHNOLOGY  (19.1%), CONTINUED
Andrew Corp. (b) ................................            100    $     1,673
AOL Time Warner, Inc. (b) .......................         12,900        305,085
Apple Computer, Inc. (b) ........................          1,100         26,037
Applera Corp.-Applied Biosystems Group ..........            600         13,410
Applied Materials, Inc. (b) .....................          2,700        146,529
Applied Micro Circuits Corp. (b) ................            800          6,400
Autodesk, Inc. ..................................            100          4,669
Automatic Data Processing, Inc. .................          1,900        110,713
BMC Software, Inc. (b) ..........................            700         13,615
Broadcom Corp. (b) ..............................            700         25,130
Brocade Communications Systems, Inc. (b) ........            100          2,700
CIENA Corp. (b) .................................          1,200         10,800
Cisco Systems, Inc. (b) .........................         21,000        355,530
Citrix Systems, Inc. (b) ........................            400          6,912
Compaq Computer Corp. ...........................          4,800         50,160
Computer Associates International, Inc. .........          1,600         35,024
Compuware Corp. (b) .............................          1,000         12,910
Comverse Technology, Inc. (b) ...................            600          7,602
Conexant Systems, Inc. (b) ......................            800          9,640
Corning, Inc. ...................................          2,800         21,336
Dell Computer Corp. (b) .........................          7,700        201,047
Eastman Kodak Co. ...............................            900         28,053
Electronic Data Systems Corp. ...................          1,300         75,387
EMC Corp. (b) ...................................          6,500         77,480
Enterasys Networks, Inc. (b) ....................            400          1,692
First Data Corp. ................................          1,200        104,700
Fiserv, Inc. (b) ................................            600         27,594
FMC Technologies, Inc. (b) ......................            343          6,836
Gateway, Inc. (b) ...............................            800          5,056
Hewlett-Packard Co. .............................          5,700        102,258
Intel Corp. .....................................         19,600        596,036
International Business Machines Corp. ...........          5,300        551,200
Intuit, Inc. (b) ................................            500         19,180
Jabil Circuit, Inc. (b) .........................            600         14,118
Juniper Networks, Inc. (b) ......................            200          2,524
KLA-Tencor Corp. (b) ............................            600         39,900
Lexmark International Group, Inc. (b) ...........            400         22,872
Linear Technology Corp. .........................            900         39,798
LSI Logic Corp. (b) .............................          1,100         18,700
Lucent Technologies, Inc. .......................          9,900         46,827
Maxim Integrated Products, Inc. (b) .............          1,000         55,710
Mercury Interactive Corp. (b) ...................            200          7,530
Micron Technology, Inc. (b) .....................          1,800         59,220
Microsoft Corp. (b) .............................         15,500        934,805
Minnesota Mining & Manufacturing Co. ............          1,500        172,515
Motorola, Inc. ..................................          6,390         90,738
National Semiconductor Corp. (b) ................            400         13,476
NCR Corp. (b) ...................................            100          4,475
Network Appliance, Inc. (b) .....................            800         16,304
Newport Corp. ...................................            300          7,170
Novell, Inc. (b) ................................            500          1,945
Novellus Systems, Inc. (b) ......................            500         27,070
Nvidia Corporation (b) ..........................            400         17,744
Oracle Corp. (b) ................................         16,300        208,640
Palm, Inc. (b) ..................................          1,434          5,722
Parametric Technology Corp. (b) .................            500          3,020


                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------

COMMON STOCKS  (98.6%), CONTINUED

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      ------       -----

TECHNOLOGY  (19.1%), CONTINUED
PeopleSoft, Inc. (b) ............................            700    $    25,571
PMC-Sierra, Inc. (b) ............................            600          9,768
Qlogic Corp. (b) ................................            300         14,856
Qualcomm, Inc. (b) ..............................          2,200         82,808
Riverstone Networks, Inc. (b) ...................            205          1,230
Sanmina Corp. (b) ...............................          1,700         19,975
Sapient Corp. (b) ...............................            300          1,425
Scientific-Atlanta, Inc. ........................            400          9,240
Siebel Systems, Inc. (b) ........................          1,200         39,132
Solectron Corp. (b) .............................          2,800         21,840
Sun Microsystems, Inc. (b) ......................          9,700         85,554
Symbol Technologies, Inc. .......................            600          6,744
Tektronix, Inc. (b) .............................            200          4,732
Tellabs, Inc. (b) ...............................          1,200         12,564
Teradyne, Inc. (b) ..............................            600         23,658
Texas Instruments, Inc. .........................          5,300        175,430
TMP Worldwide, Inc. (b) .........................            300         10,341
Unisys Corp. (b) ................................            800         10,104
Univision Communications, Inc. (b) ..............            500         21,000
Veritas Software Corp. (b) ......................          1,067         46,767
Vitesse Semiconductor Corp. (b) .................            600          5,880
Xerox Corp. .....................................          1,900         20,425
Xilinx, Inc. (b) ................................            900         35,874
Yahoo, Inc. (b) .................................          1,400         25,858
                                                                    -----------
                                                                      5,656,274
                                                                    -----------
TRANSPORTATION (1.1%)
AMR Corp. (b) ...................................            500         13,205
Burlington Northern Santa Fe Corp. ..............          1,300         39,234
CSX Corp. .......................................            500         19,055
Delta Air Lines, Inc. ...........................            400         13,088
FedEx Corp. (b) .................................          1,000         58,100
Norfolk Southern Corp. ..........................          1,100         26,334
Northwest Airlines Corp., Class A (b) ...........            100          1,907
Southwest Airlines ..............................          2,800         54,180
U.S. Airways Group, Inc. (b) ....................            100            645
Union Pacific Corp. .............................            700         43,498
United Parcel Service, Inc. - Class B ...........            800         48,640
                                                                    -----------
                                                                        317,886
                                                                    -----------
UTILITIES (2.9%)
Allegheny Energy, Inc. ..........................            300         12,405
Ameren Corp. ....................................            400         17,100
American Electric Power Co., Inc. ...............            920         42,403
Cinergy Corp. ...................................            400         14,300
CMS Energy Corp. ................................            200          4,526
Consolidated Edison, Inc. .......................            700         29,337
Constellation Energy Group, Inc. ................            900         27,765
Dominion Resources, Inc. ........................            700         45,612
DQE, Inc. .......................................            100          2,131
DTE Energy Co. ..................................            400         18,200
Duke Energy Corp. ...............................          2,800        105,840
Edison International (b) ........................            800         13,400
Entergy Corp. ...................................            600         26,046
Exelon Corp. ....................................          1,100         58,267


COMMON STOCKS  (98.6%), CONTINUED

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      ------       -----

UTILITIES  (2.9%), CONTINUED
First Energy Corp. ..............................            899    $    31,087
Florida Power & Light Group, Inc. ...............            600         35,730
Nisource, Inc. ..................................            456         10,465
PG&E Corp. (b) ..................................          1,300         30,628
Pinnacle West Capital Corp. .....................            300         13,605
PPL Corp. .......................................            400         15,844
Progress Energy, Inc. ...........................            600         30,024
Public Service Enterprise Group .................            700         32,060
Qwest Communications International, Inc. ........          4,775         39,251
Reliant Energy, Inc. ............................          1,000         25,790
Sempra Energy ...................................            500         12,575
Southern Co. ....................................          2,200         58,278
TXU Corp. .......................................            700         38,157
Williams Cos., Inc. .............................          1,800         42,408
Xcel Energy, Inc. ...............................          1,355         34,349
                                                                    -----------
                                                                        867,583
                                                                    -----------
TOTAL COMMON STOCKS (COST $33,769,975) ..........                    29,178,943
                                                                    -----------

INVESTMENT COMPANIES (1.3%)
Fifth Third Institutional Government
  Money Market Fund .............................        395,255        395,255
                                                                    -----------
TOTAL INVESTMENT COMPANIES
  (COST $395,255) ...............................                       395,255
                                                                    -----------
TOTAL INVESTMENTS
  (COST $34,165,230) (a) - 99.9% ................                   $29,574,198
                                                                    ===========
---------------
Percentages indicated are based on net assets of $29,597,598.
(a) Tax cost differs from value by net unrealized depreciation of securities as follows:

         Unrealized appreciation.................... $ 3,326,907
         Unrealized depreciation....................  (7,973,434)
                                                     -----------
         Net unrealized depreciation................ $(4,646,527)
                                                     ===========
(b) Non-income producing security.

ADR - American Depositary Receipt


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Financial Statements                       WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2002

ASSETS:
Investments, at value (cost $34,165,230) ......                     $29,574,198
Dividends receivable ..........................                          25,807
Receivable for investments sold ...............                          24,001
Prepaid expenses ..............................                           5,127
                                                                    -----------
     TOTAL ASSETS .............................                      29,629,133

LIABILITIES:
Accrued expenses and other liabilities:
  Investment Adviser ..........................          11,138
  Administration ..............................             607
  Other .......................................          19,790
                                                         ------
     TOTAL LIABILITIES ........................                          31,535
                                                                    -----------
NET ASSETS ....................................                     $29,597,598
                                                                    ===========
COMPOSITION OF NET ASSETS:
Capital .......................................                     $34,593,325
Accumulated net investment income .............                          39,672
Accumulated net realized losses from
  investment transactions .....................                        (444,367)
Unrealized depreciation from investments ......                      (4,591,032)
                                                                    -----------
Net Assets ....................................                     $29,597,598
                                                                    ===========
Shares outstanding (par value $0.001, unlimited
  number of shares authorized) ................                       3,509,180
                                                                    ===========
Net asset value, offering price and redemption
  price per share .............................                           $8.43
                                                                    ===========


STATEMENT OF OPERATIONS
For the year ended March 31, 2002

INVESTMENT INCOME:
Dividend .......................................                      $ 398,247
                                                                      ---------
     TOTAL INVESTMENT INCOME ...................                        398,247
                                                                      ---------

EXPENSES:
  Investment Adviser ...........................      145,532
  Administration ...............................       58,214
  Accounting ...................................       26,903
  Custodian ....................................        6,092
  Printing .....................................        9,879
  Transfer agency ..............................       21,400
  Other ........................................       19,834
                                                      -------
     Total expenses before fee reductions ......                        287,854
     Fees reduced by Administrator .............                        (14,554)
     Fees reduced by Investment Adviser ........                        (55,258)
                                                                      ---------
     NET EXPENSES ..............................                        218,042
                                                                      ---------

NET INVESTMENT INCOME ..........................                        180,205
                                                                      ---------
NET REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions                       (160,758)
Change in unrealized depreciation
  from investments ............................                         (12,364)
                                                                      ---------
Net realized/unrealized losses from investments                        (173,122)
                                                                      ---------
CHANGE IN NET ASSETS FROM OPERATIONS .........                        $   7,083
                                                                      =========






                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Financial Statements                       WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE YEAR ENDED   FOR THE YEAR ENDED
INVESTMENT ACTIVITIES:                                              MARCH 31, 2002       MARCH 31, 2001
                                                                    --------------       --------------
OPERATIONS:
Net investment income .........................................       $   180,205        $   139,539
Net realized losses from investment transactions ..............          (160,758)          (269,530)
Change in unrealized appreciation/depreciation from investments           (12,364)        (7,097,431)
                                                                      -----------        -----------
CHANGE IN NET ASSETS FROM OPERATIONS ..........................             7,083         (7,227,422)
                                                                      -----------        -----------
Dividends:
  Net investment income .......................................          (178,841)          (145,853)
  Net realized gains from investment transactions .............                --           (101,483)
                                                                      -----------        -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS ...............          (178,841)          (247,336)
                                                                      -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued .................................         3,811,545          8,726,627
  Dividends reinvested ........................................           178,762            247,205
  Cost of shares redeemed .....................................        (1,880,492)        (3,052,377)
                                                                      -----------        -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........         2,109,815          5,921,455
                                                                      -----------        -----------
CHANGE IN NET ASSETS ..........................................         1,938,057         (1,553,303)

NET ASSETS:
  Beginning of period .........................................        27,659,541         29,212,844
                                                                      -----------        -----------
  End of period (including accumulated net investment
    income of $39,672 and $39,984, respectively) ..............       $29,597,598        $27,659,541
                                                                      ===========        ===========
SHARE TRANSACTIONS:
  Issued ......................................................           445,769            872,619
  Reinvested ..................................................            21,307             24,895
  Redeemed ....................................................          (211,649)          (299,563)
                                                                      -----------        -----------
CHANGE IN SHARES ..............................................           255,427            597,951
                                                                      ===========        ===========


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Financial Statements                       WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

                                                                                                                  FOR THE PERIOD
                                                                     FOR THE YEAR ENDED   FOR THE YEAR ENDED     JUNE 20, 1999 TO
                                                                       MARCH 31, 2002       MARCH 31, 2001       MARCH 31, 2000 (a)
                                                                       --------------       --------------      -------------------
NET ASSET VALUE, BEGINNING OF PERIOD .............................         $ 8.50               $11.00               $10.00
                                                                           ------               ------               ------
INVESTMENT ACTIVITIES:
   Net investment income .........................................           0.05                 0.05                 0.04
   Net realized and unrealized gains/(losses) from
     investment transactions                                                (0.07)               (2.47)                0.98
                                                                           ------               ------               ------
   Total from investment activities ..............................          (0.02)               (2.42)                1.02
                                                                           ------               ------               ------

Dividends:
   Net investment income .........................................          (0.05)               (0.05)               (0.02)
   Net realized gains from investment transactions ...............             --                (0.03)                  --*
                                                                           ------               ------               ------
   Total dividends ...............................................          (0.05)               (0.08)               (0.02)
                                                                           ------               ------               ------

NET ASSET VALUE, END OF PERIOD ...................................         $ 8.43               $ 8.50               $11.00
                                                                           ------               ------               ------

TOTAL RETURN .....................................................          (0.22%)             (22.09%)              10.23%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000's) ...........................        $29,598              $27,660              $29,213
   Ratio of net expenses to average net assets ...................           0.75%                0.75%                0.75% (c)
   Ratio of net investment income to average net assets ..........           0.62%                0.47%                0.57% (c)
   Ratio of expenses to average net assets (d) ...................           0.99%                1.04%                1.01% (c)
   Portfolio turnover ............................................           5.32%                6.82%                8.20% (c)


--------------------------------------------------------------------------------


 *   Less than $0.005 per share.
(a)  Period from commenced operations.
(b)  Not annualized.
(c)  Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Market and Performance               WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND+
Review (unaudited)                             Manager Commentary by Geeta Aiyer
--------------------------------------------------------------------------------

The Fund had a total return of -8.97% for the year ended 3/31/02. This was in line with the -8.08% return for the commonly used international developed country market benchmark, the Morgan Stanley Capital International Europe, Australia, and the Far East (MSCI EAFE) Index.

The period saw significant changes in the world that could affect the economic fortunes of the developed countries in Europe and Asia. The first is the heightened crisis in the Middle East and the impact it could continue to have on rising energy costs. The other is the news of economic recovery in the United States, which could bring growth to its trading partners. Within the countries that comprise the EAFE index, the big story during the first quarter was the rise in the Japanese market. Despite the structural reform drive being blunted by Prime Minister Koizumi's declining popularity, falling machinery orders, a decline in real household spending, and the threat that Japan's sovereign credit rating would be downgraded, the market rose 6% in March.

During the first three months of 2002, stock market returns in the world's developed countries were almost evenly split: nine posted losses while twelve posted gains. The overall return for the index was slightly positive because of the combined impact of markets with heavier market weights. Most notable among these were the Netherlands (0.30%), Switzerland (0.27%) and Japan (0.23%). The market with the largest weight in the index, the United Kingdom, had a negative return (-0.16%) and detracted 0.05% from the Index's return. The worst performing countries were Greece (-15%), Ireland (-14%) and Finland (-12%). Finland's poor return hurt the Index the most, detracting 31 basis points. The best performing countries, Singapore (13%), Austria (11%) and Norway (8%) combined to contribute 15 basis points to the index's return.

The technology and telecommunication sectors resumed their decline: these two sectors combined to detract 1.28% from the index's performance. Against the backdrop of heightened tension in the Middle East, energy saw the biggest bounce, rising 11% during the quarter, contributing 0.93% to the index's return. Materials (+8%) and Industrials (+4%) were the next best performing sectors during the quarter, combining to impact the index by 0.77%.

At the stock level, the worst performing securities were from the UK, but those that detracted the most from the Fund's performance were Vodafone (2.05% of the Fund's net assets), and Nokia (1.67%). The top performing stocks were also largely from one market, Japan, but the biggest contributions to Fund performance came from the biggest names in the Index: BP (4.55%) contributed 0.62% to total return, Novartis (1.88%) added 0.19%, and ENI (0.99%) contributed 0.15%.++

The Fund's social guidelines both helped and hurt performance. Several large stocks that the Fund is precluded from holding because of social considerations underperformed the market (e.g., Tokyo Electric Power and Shell). We feel that not owning these stocks helped the Fund's relative returns. However, several energy stocks that the Fund does not hold for social reasons had a very strong quarter (e.g. Royal Dutch Petroleum and Total Fina Elf). Not owning these securities hurt the Fund's relative performance.

On behalf of our entire team, we thank you for your continued confidence in our services. Please contact us at (617) 695-5174 with any questions or comments.

/s/ Geeta Aiyer

Geeta Aiyer
Portfolio Manager
Boston Trust Investment Management, Inc.



--------------------------------------------------------------------------------
++ Portfolio composition is subject to change.

                                      WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
Investment Performance (unaudited)                                March 31, 2002
--------------------------------------------------------------------------------

Fund Net Asset Value: $7.95

                                                                       Annualized
                                                                --------------------------
                                                   Quarter               Since Inception
                                                   to Date      1 Year     August 26, 1999
                                                   -------      ------     ---------------
   WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND*      0.51%       -8.97%         -7.62%
   MSCI EAFE Index**                                0.97%       -8.08%         -9.62%

* After all expenses at an annual rate of 1.00%, the adviser's expense limitation.
** Performance return is calculated from August 31, 1999.

                                    [CHART]

            Walden/BBT
            Social            MSCI
            International     EAFE
            Index Fund        Index

8/99        10000             10000
            10400             10103
            10800             10484
            11150             10850

12/99       12226             11826
            11432             11076
            11613             11377
            12035             11820
            11352             11200
            11090             10929
            11522             11359
            11020             10885
            11161             10981
            10608             10449
            10327             10204
             9955              9824

12/00       10286             10175
            10337             10181
             9568              9422
             8941              8784
             9508              9388
             9174              9040
             8779              8658
             8648              8508
             8436              8293
             7606              7453
             7788              7644
             8071              7926

12/01        8098              7972
             7658              7975
             7699              7378

3/02         8139              7813

The above information is not covered by the Report of Independent Public Accountants.

+ International investing involves increased risk and volatility.

The chart represents a historical investment of $10,000 in the Walden/BBT International Social Index Fund from August 26, 1999, to March 31, 2002, and represents the reinvestment of dividends and capital gains in the Fund.

The Walden/BBT International Social Index Fund is compared to the Morgan Stanley Capital International (MSCI EAFE) Europe, Australasia and Far East Index. The MSCI EAFE Index represents the performance of stock markets in the indicated regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.




--------------------------------------------------------------------------------

Schedule of Portfolio                 WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (98.3%)

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

AUSTRALIA (3.9%)
Amcor Ltd. .......................................        18,037    $    73,160
AMP Ltd. .........................................        12,333        125,060
Australia & New Zealand Banking Group Ltd. .......        16,500        156,484
Australian Gas Light Co., Ltd. ...................        10,300         50,299
Boral Ltd. .......................................        67,326        142,290
Brambles Industries Ltd. .........................        11,147         56,517
Coca-Cola Amatil Ltd. ............................        10,000         31,008
Commonwealth Bank of Australia ...................        12,005        205,282
Computershare Ltd. ...............................        14,227         18,679
CSL Ltd. .........................................         1,697         37,423
CSR Ltd. .........................................        22,711         79,876
ERG Ltd. .........................................        34,768          4,824
Futuris Corp., Ltd. ..............................        19,811         18,820
Goodman Fielder Ltd. .............................        16,870         13,685
James Hardie Industries Nv .......................        19,565         66,097
Lend Lease Corp., Ltd. ...........................         4,239         26,492
Macquarie Infrastructure Group ...................        26,288         48,263
Mayne Nickless Ltd. ..............................        32,596         89,766
National Australia Bank ..........................        14,600        266,254
Pacific Dunlop Ltd. ..............................        21,600         14,064
QBE Insurance Group Ltd. .........................        12,030         46,163
Santos Ltd. ......................................        52,016        161,569
Suncorp-Metway Ltd. ..............................         6,886         45,938
Telstra Corp., Ltd. ..............................        27,886         80,069
Transurban Group (b) .............................        11,064         23,619
Westpac Banking Corp. ............................        17,700        147,460
Woodside Petroleum Ltd. ..........................        19,672        154,230
                                                                    -----------
                                                                      2,183,391
                                                                    -----------
AUSTRIA (0.7%)
Best Water Technology AG .........................           600         15,405
Boehler-Uddeholm .................................         1,688         73,482
EVN AG ...........................................           600         22,979
Flughafen Wien AG ................................         1,814         56,576
Mayr-Melnhof Karton AG ...........................           551         32,543
Oesterreichische Elektrizitaetswirtschafts AG ....           250         19,396
OMV AG ...........................................         1,401        133,699
Osterreichische Luftverkehrs AG ..................         1,062          9,191
RHI AG ...........................................         1,661          9,709
Wienerberger Baustoffindustrie AG ................         2,000         31,808
                                                                    -----------
                                                                        404,788
                                                                    -----------
BELGIUM (1.4%)
Agfa Gevaert NV ..................................         2,175         32,921
Bekaert SA .......................................         1,600         64,934
Colruyt SA .......................................           500         20,676
Compagnie Maritime Belge SA ......................         1,140         62,109
D' Ieteren NV ....................................            60         10,453
Delhaize-Le Lion SA ..............................           800         36,850
Dexia ............................................         7,000        105,709
Fortis ...........................................         9,250        205,777
Groupe Bruxelles Lambert SA ......................         2,125        118,183
KBC Bancassurance Holding NV .....................         1,950         63,794
UCB SA ...........................................         1,400         54,351
                                                                    -----------
                                                                        775,757
                                                                    -----------

COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

DENMARK (1.4%)
Bang & Olufsen Holding A/S .......................           321    $     9,267
D/S 1912 .........................................            11         81,328
Dampskibsselkabet Svendborg ......................            10         97,288
Danisco A/S ......................................           750         23,765
Danske Bank A/S ..................................         7,867        122,790
Det Ostasiatiske Kompagni (b) ....................           812         16,295
GN Store Nord A/S ................................         2,100         10,055
Group 4 Falck A/S ................................           237         28,370
H. Lundbeck A/S ..................................           300          8,626
ISS A/S (b) ......................................         1,114         56,543
Navision Damgaard A/S (b) ........................           218          7,291
NKT Holding A/S ..................................           315          3,530
Novo Nordisk A/S .................................         3,448        137,375
Novozymes A/S, Class B ...........................         1,395         27,176
Radiometer A/S ...................................         1,612         51,551
Tele Danmark A/S .................................         1,400         45,018
Vestas Wind Systems A/S ..........................           897         28,422
William Demant Holding A/S (b) ...................           665         16,779
                                                                    -----------
                                                                        771,469
                                                                    -----------
FINLAND (2.6%)
Finnlines Oyj ....................................           513         10,562
KCI Konecranes International .....................           300          9,291
Kone Corp. Oyj, Class B ..........................           746         68,335
Metso Oyj ........................................         3,485         42,260
Nokia Corp. Oyj ..................................        43,249        914,208
Raisio Group PLC .................................         5,266          6,432
Sampo-Leonia Insurance Co., Class A ..............         2,380         20,348
Sonera Oyj .......................................         8,142         40,417
Stonesoft Oyj (b) ................................         1,060          1,794
Stora Enso Oyj ...................................         9,100        115,113
TietoEnator Oyj, Class B .........................           630         15,939
UPM-Kymmene Oyj ..................................         3,550        121,403
Uponor Oyj .......................................         1,625         30,479
Wartsila Oyj, Class A ............................         1,466         23,162
Wartsila Oyj, Class B ............................         2,416         38,571
                                                                    -----------
                                                                      1,458,314
                                                                    -----------
FRANCE (6.5%)
Accor SA .........................................         2,886        115,816
Air Liquide ......................................         1,594        233,900
Axa ..............................................        13,879        313,236
BNP Paribas SA ...................................         7,126        359,949
Bongrain SA ......................................           720         29,579
Business Objects SA (b) ..........................           300         13,021
Cap Gemini SA ....................................         1,254         93,317
Carrefour Supermarche ............................         5,321        250,670
Casino Guichard Perrachon ........................           869         63,151
Castorama Dubois Investissement SA ...............         1,300         71,109
Club Mediterranee ................................           243         11,532
Compagnie Francaise d'Etudes et de
   Construction Technip SA .......................           725         99,744
Compagnie Generale de Geophysique SA (b) .........           343         13,211
Dassault Systems SA ..............................           709         34,390
Essilor International SA .........................         2,552         91,392
France Telecom ...................................         3,372        103,314
Imerys ...........................................           956        108,172


                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                 WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------



COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

FRANCE (6.5%), CONTINUED
L'Oreal SA .......................................         3,788    $   280,069
Legrand ..........................................           300         44,492
Natexis Banques Populaires .......................            86          6,902
Pinault-Printemps-Redoute ........................         1,074        127,239
Publicis Groupe ..................................         1,150         38,987
Sanofi-Synthelabo SA .............................         3,493        224,281
SEB SA ...........................................           343         26,916
Societe BIC SA ...................................         1,040         37,199
Societe Eurafrance SA ............................           599         31,563
Societe Generale .................................         2,667        168,685
Sodexho Alliance SA ..............................         1,215         49,564
STMicroelectronics NV ............................         4,956        165,811
Unibail ..........................................           414         21,995
Valeo SA .........................................         1,430         63,499
Vivendi Universal SA .............................         7,757        301,682
                                                                    -----------
                                                                      3,594,387
                                                                    -----------
GERMANY (5.1%)
Adidas AG ........................................           700         50,076
Aixtron AG .......................................           200          3,664
Allianz AG .......................................         1,259        297,652
Altana AG ........................................           507         27,025
Beiersdorf AG ....................................           784         93,703
Buderus AG .......................................         2,979         68,870
Continental AG ...................................         6,175         91,311
Deutsche Bank AG .................................         6,045        386,558
Deutsche Lufthansa AG ............................         5,848         89,537
Deutsche Telecom AG ..............................        17,887        269,960
Douglas Holding AG ...............................           650         15,764
EM.TV & Merchandising AG (b) .....................            84            107
Epcos AG .........................................           318         14,579
Gehe AG ..........................................           831         33,638
Henkel KGaA ......................................           600         34,285
Henkel KGaG-Korzug ...............................         1,139         70,451
Hochtief AG ......................................           950         15,954
HypoVereinsbank ..................................         3,662        133,220
Infineon Technologies AG .........................         2,292         51,628
Kamps AG .........................................           496          4,543
Karstadt Quelle AG ...............................         1,000         32,541
Lenzing AG .......................................           294         18,057
Linde AG .........................................         2,243        110,755
Merck AG .........................................         1,662         50,458
Metro AG .........................................         1,573         52,833
MLP AG ...........................................           206         14,054
Muenchener Rueckversicher ........................           727        180,757
SAP AG-Vorzug ....................................         1,958        297,220
Schering AG ......................................         2,400        140,282
SGL Carbon (b) ...................................           543         11,748
Software AG, Registered ..........................           100          1,771
Volkswagen AG ....................................         2,903        151,955
WCM Beteiligungs & Grundbesi AG (b) ..............         2,197         20,067
                                                                    -----------
                                                                      2,835,023
                                                                    -----------
GREECE (0.2%)
Alpha Bank A.E ...................................         1,070         16,784
Bank of Piraeus ..................................           900          5,449
Coca-Cola Hellenic Bottling Co., SA ..............           730          9,808


COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

GREECE (0.2%), CONTINUED
Commercial Bank of Greece ........................           530    $    12,151
EFG Eurobank Ergasias ............................         1,010         12,494
Hellenic Telecommunications Organization SA ......         1,940         28,162
M.J. Maillis SA ..................................         1,300          6,215
National Bank of Greece SA .......................         1,400         27,652
Panafon Hellenic Telecom SA ......................         1,440          7,211
Titan Cement Co. .................................           220          7,589
Viohalco, Hellenic Copper and Aluminum
   Industry SA ...................................           700          4,641
                                                                    -----------
                                                                        138,156
                                                                    -----------
HONG KONG (1.9%)
Amoy Properties Ltd. .............................        12,000         11,231
ASM Pacific Technology Ltd. ......................         6,000         14,616
Bank of East Asia Ltd. ...........................         8,400         16,747
Cathay Pacific Airways ...........................        32,000         48,617
Cheung Kong Group ................................        15,000        134,138
Cheung Kong Infrastructure Holdings Ltd. .........        27,000         43,443
Hang Lung Development Co., Ltd. ..................         1,000            853
Hang Seng Bank ...................................         7,900         88,371
Henderson Land Development Co., Ltd. .............         6,000         25,001
Hong Kong & China Gas ............................        53,240         74,060
Hong Kong Exchanges & Clearing Ltd. ..............         2,000          3,103
Hongkong & Shanghai Hotels Ltd. ..................        26,000         11,000
Hongkong Electric Holdings Ltd. ..................        18,500         69,970
Hutchison Whampoa ................................        22,700        200,085
Hysan Development Co., Ltd. ......................         4,000          4,077
Johnson Electric Holdings Ltd. ...................        31,000         43,520
Li & Fung Ltd. ...................................        16,564         26,439
Pacific Century CyberWorks Ltd. (b) ..............        77,491         20,118
Sino Land Co., Ltd. ..............................         4,000          1,513
South China Morning Post .........................        36,000         20,308
Sun Hung Kai Properties Ltd. .....................        13,600        103,310
Swire Pacific Ltd. ...............................        12,018         65,022
Television Broadcasts Ltd. .......................         3,000         13,962
The Wharf Holdings Ltd. ..........................        11,000         26,161
                                                                    -----------
                                                                      1,065,665
                                                                    -----------
IRELAND (1.2%)
Allied Irish Banks PLC ...........................        10,000        123,008
Bank of Ireland ..................................         8,800         97,883
CRH PLC ..........................................         6,700        118,071
DCC PLC ..........................................         2,334         24,801
Elan Corp., PLC (b) ..............................         3,232         43,422
Independent News & Media PLC .....................         9,502         18,237
IONA Technologies PLC (b) ........................           240          3,949
Irish Life & Permanent PLC .......................         3,346         42,180
Kerry Group PLC, Class A .........................         5,468         72,747
Ryanair Holdings plc (b) .........................         4,738         27,611
Smurfit (Jefferson) Group ........................        15,300         35,105
Waterford Wedgewood PLC ..........................        78,049         53,110
                                                                    -----------
                                                                        660,124
                                                                    -----------
ITALY (5.2%)
Alleanza Assicurazioni ...........................         6,200         59,606
Assicurazioni Generali ...........................         9,961        245,840
Autogrill SpA ....................................         2,914         32,082
Autostrade SpA ...................................        11,002         83,504


                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                 WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

ITALY (5.2%), CONTINUED
Banca di Roma SpA ................................        10,505    $    25,294
Banca Fideuram SpA ...............................         1,400         11,249
Banca Monte dei Paschi di Siena SpA ..............        16,700         48,952
Banca Nazionale del Lavoro .......................        22,900         51,243
Banca Popolare di Milano SpA .....................         3,500         13,160
Benetton Group SpA ...............................         2,836         38,299
Bipop-Carire SpA .................................        13,485         20,882
Bulgari SpA ......................................         2,253         19,203
Danieli & Co. SpA ................................        25,289         76,114
Danieli & Co. SpA RNC ............................        33,560         56,652
Enel SpA .........................................        29,365        166,261
ENI SpA ..........................................        37,132        544,219
Gruppo Editorale L'Espresso SpA ..................         4,590         17,739
Impregilo SpA (b) ................................        22,132         13,400
IntesaBci SpA ....................................        31,591         94,806
IntesaBci SpA RNC ................................         6,631         13,942
Italgas SpA ......................................         2,835         27,082
La Rinascente SpA ................................         6,024         22,756
La Rinascente SpA RNC ............................         4,009         12,941
Mediaset SpA .....................................         8,586         73,781
Mediobanca .......................................         7,183         75,385
Mediolanum SpA ...................................         1,700         15,335
Mondadori (Arnoldo) Editore SpA ..................         3,010         22,530
Parmalat Finanziaria SpA .........................         8,346         26,794
Pirelli SpA ......................................        48,044         74,816
Pirelli SpA RNC ..................................         3,977          6,367
Riunione Adriatica di Sicurta SpA ................         4,555         59,607
San Paolo-IMI SpA ................................         9,536        112,143
Seat-Pagine Gialle SpA (b) .......................        36,171         27,990
Societa Assicuratrice Industriale SpA ............           700         11,847
Societa Assicuratrice Industriale SpA RNC ........         2,062         16,010
T.I.M. SpA .......................................        37,829        183,491
Telecom Italia SpA ...............................        23,813        196,111
Telecom Italia SpA RNC ...........................        21,870        120,200
Tiscali SpA (b) ..................................         1,793         15,376
Unicredito Italiano SpA ..........................        30,745        133,573
                                                                    -----------
                                                                      2,866,582
                                                                    -----------
JAPAN (20.2%)
77 Bank Ltd. .....................................         2,000          8,209
Acom Co., Ltd ....................................           700         42,359
Aderans Co., Ltd. ................................           600         17,837
Advantest Corp. ..................................           700         52,552
Aiful Corp. ......................................           500         27,502
Ajinomoto Co., Inc. ..............................         6,000         54,325
Alps Electric Co. ................................         2,000         24,145
Amada Co., Ltd. ..................................         4,000         20,523
Asahi Chemical Industry Co., Ltd. ................        16,000         51,790
Asahi Glass Co., Ltd. ............................        13,000         82,786
Asatsu-DK, Inc. ..................................           600         12,631
Avex Inc. ........................................           100          2,105
Bank of Yokohama Ltd. ............................         6,000         20,961
Benesse Corp. ....................................         1,100         25,148
Canon, Inc. ......................................         8,000        296,978
CAPCOM Co., Ltd. .................................           100          2,671
Casio Computer Co., Ltd. .........................         5,000         23,013
Central Japan Railway ............................            14         81,231

COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

JAPAN (20.2%), CONTINUED
Chiba Bank Ltd. ..................................         4,000    $    12,676
Chugai Pharmaceutical ............................         2,000         22,590
Citizen Watch Co., Ltd. ..........................         4,000         24,145
Cosmo Oil Co., Ltd. ..............................        14,000         23,028
Credit Saison Co., Ltd. ..........................         1,400         29,207
CSK Corp. ........................................           800         21,126
DAI Nippon Printing Co., Ltd. ....................         7,000         78,643
Daiei, Inc. (b) ..................................         8,000          5,795
Daifuku Co., Ltd. ................................         1,000          3,690
Daiichi Pharmaceutical Corp. .....................         2,000         37,349
Daimaru, Inc. ....................................         4,000         15,030
Dainippon Ink & Chemicals, Inc. ..................         7,000         12,940
Dainippon Screen Manufacturing ...................         4,000         14,789
Daito Trust Construction Co., Ltd. ...............         1,700         27,898
Daiwa Bank Holdings, Inc. (b) ....................        59,000         37,394
Daiwa House Industry .............................         3,000         18,787
Daiwa Securities Group, Inc. .....................        15,000         88,731
Denki Kagaku Kogyo Kabushiki Kaisha ..............         5,000         12,638
Denso Corp. ......................................         7,000        106,161
East Japan Railway Co. ...........................            29        121,877
Eisai Co., Ltd. ..................................         2,000         49,345
Fanuc ............................................         1,600         87,886
Fast Retailing Co., Ltd. (b) .....................           400          9,748
Fuji Machine Manufacturing Co., Ltd. .............         1,200         19,014
Fuji Photo Film ..................................         5,000        157,317
Fuji Soft ABC, Inc. ..............................           400         13,129
Fuji Television Network, Inc. ....................             5         25,955
Fujikura Ltd. ....................................         4,000         15,090
Fujisawa Pharmaceutical Co., Ltd. ................         3,000         65,869
Fujitsu Ltd. .....................................        14,000        107,217
Fujitsu Support & Service, Inc. ..................           100          1,811
Gunma Bank Ltd. ..................................         9,000         38,028
Hino Motors Ltd. (b) .............................        11,000         32,535
Hirose Electric ..................................           400         27,947
Honda Motor Co., Ltd. ............................         6,000        252,160
Hoya Corp. .......................................         1,000         69,944
Isetan Co., Ltd. .................................         2,000         19,678
Ito-Yokado Co., Ltd. .............................         3,000        119,289
Japan Air Lines ..................................        16,000         43,460
Joyo Bank Ltd. ...................................        53,000        129,966
Jusco Co., Ltd. ..................................         2,000         39,763
Kadokawa Shoten Publishing Co., Ltd. .............           100          1,924
Kanebo Ltd. (b) ..................................         7,000         11,620
KAO Corp. ........................................         7,000        130,456
Katokichi Co., Ltd. ..............................         1,100         18,093
Keihin Electric Express Railway ..................        24,000         98,872
Keyence Corp. ....................................           400         76,418
Kinden Corp. .....................................         3,000         11,657
Kinki Nippon Railway Co., Ltd. ...................        19,210         60,586
Kokuyo Co., Ltd. .................................         1,000          8,654
Komatsu Ltd. .....................................        13,000         46,493
Konica Corp. .....................................         6,000         37,937
Koyo Seiko Co., Ltd. .............................         3,000         14,962
Kubota Corp. .....................................         8,000         24,688
Kuraray Co., Ltd. ................................         5,000         31,954
Kurita Water Industries ..........................         1,000         11,016


                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                 WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

JAPAN (20.2%), CONTINUED
Kyocera Corp. ....................................         1,300    $    89,946
Kyowa Exeo Corp. .................................         3,000         14,396
Mabuchi Motor Co., Ltd. ..........................           600         54,778
Marui Co., Ltd. ..................................         4,000         47,987
Matsushita Communication Industrial Co., Ltd. ....           500         17,165
Matsushita Electric Industrial Co. ...............        18,000        219,474
Matsushita Electric Works Ltd. ...................         9,000         68,586
Meitec Corp. .....................................           700         20,915
Mitsubishi Estate Co., Ltd. ......................         9,000         64,240
Mitsubishi Gas & Chemical Co. ....................         6,000          9,960
Mitsubishi Tokyo Financial Group, Inc. ...........            36        220,017
Mitsui Fudosan ...................................         6,000         47,942
Mitsui Marine & Fire Insurance ...................         9,450         44,421
Mitsui O.S.K. Lines Ltd. .........................         8,000         17,807
Mitsui Trust Holding Inc. ........................         2,000          3,199
Mitsukoshi Ltd. ..................................         3,000          7,787
Mizuho Holdings, Inc. ............................            56        133,519
Mori Seiki .......................................         3,000         24,944
Murata Manufacturing Co., Ltd. ...................         2,400        153,922
Namco ............................................         1,100         21,994
Nankai Electric Railway ..........................        23,000         59,003
NEC Corp. ........................................        16,000        133,278
Net One Systems Co., Ltd. ........................             2          9,914
NGK Insulators ...................................         6,000         43,551
NGK Spark Plug ...................................         3,000         24,582
Nichiei Co., Ltd. ................................           500          3,150
Nichirei Corp. ...................................         4,000         10,925
Nidec Corp. ......................................           600         38,390
Nikko Cordial Corp. ..............................        19,000         83,865
Nikon Corp. ......................................         3,000         32,075
Nintendo Co., Ltd. ...............................           800        117,705
Nippon COMSYS Corp. ..............................        11,000         61,252
Nippon Express Co., Ltd. .........................         9,000         36,873
Nippon Fire & Marine Insurance ...................         1,000          3,607
Nippon Light Metal Co., Ltd. (b) .................        29,000         19,693
Nippon Meat Packers ..............................         2,000         19,467
Nippon Sheet Glass ...............................         3,000         10,707
Nippon Telegraph & Telephone Corp. ...............            37        142,098
Nippon Yusen Kabushiki Kaish .....................        14,000         45,528
Nisshinbo Industries .............................        13,000         50,515
Nissin Food Products Co., Ltd. ...................         1,300         23,737
Nitto Denko Corp. ................................         2,100         61,320
NKK Corp. (b) ....................................        21,000         16,479
Nomura Securities Co., Ltd. ......................        17,000        220,493
Noritake Co., Ltd. ...............................         5,000         19,240
NSK Ltd. .........................................        10,000         43,234
NTN Corp. ........................................         6,000         14,170
NTT Data Corp. ...................................            18         76,734
NTT Docomo Inc. (b) ..............................           160        433,395
Olympus Optical Co., Ltd. ........................         2,000         24,899
Omron Corp. ......................................         4,000         57,374
Oracle Corp. Japan ...............................           200         11,167
Oriental Land Co., Ltd. ..........................           900         56,159
Orix Corp. .......................................           780         58,499
Osaka Gas Co., Ltd. ..............................        32,000         70,985
Pioneer Corp. ....................................         2,000         38,480


COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

JAPAN (20.2%), CONTINUED
Promise Co., Ltd. ................................           700    $    30,052
Ricoh Co., Ltd. ..................................         7,000        129,664
Rohm Co. .........................................         1,000        150,149
Sankyo Co., Ltd. .................................         3,000         45,837
Sanrio Co., Ltd. .................................         1,000          8,752
Sanyo Electric Co., Ltd. .........................        15,000         68,246
Secom ............................................         2,000         88,429
Seiyu Ltd. (b) ...................................         5,000         17,543
Sekisui Chemical Co. .............................         4,000         11,107
Sekisui House Ltd. ...............................         7,000         49,964
Seven-Eleven Japan Co., Ltd. .....................         4,000        124,345
Sharp Corp. ......................................         8,000        105,512
Shimachu Co., Ltd. ...............................         1,600         22,575
Shimamura Co., Ltd. ..............................           200         13,023
Shimano, Inc. ....................................         2,200         27,057
Shimizu Corp. ....................................         9,000         30,354
Shionogi & Co. ...................................         4,000         62,776
Shiseido Co., Ltd. ...............................         6,000         62,248
Shizuoka Bank Ltd. ...............................         8,000         51,669
Skylark Co., Ltd. ................................         1,000         20,372
SMC ..............................................           600         70,849
Softbank Corp. ...................................         1,400         26,355
Sony Corp. .......................................         7,800        405,493
Sumitomo Bank Ltd. ...............................        26,600        110,787
Sumitomo Osaka Cement Co. ........................         5,000          6,979
Sumitomo Realty & Development Co., Ltd. ..........         2,000         10,412
Sumitomo Trust & Banking Co., Ltd. ...............         7,000         29,366
Suruga Bank, Ltd. ................................         1,000          4,640
Taiheiyo Cement Corp. ............................        12,000         18,471
Taisei Corp. .....................................        11,000         24,069
Taisho Pharmaceutical ............................         3,000         45,384
Taiyo Yuden Co., Ltd. ............................         2,000         33,048
Takashimaya Co., Ltd. ............................         4,000         20,825
Takeda Chemical Industries .......................         7,000        283,623
Takefuji Corp. ...................................           600         36,760
Takuma Co., Ltd. .................................         2,000         14,140
TDK Corp. ........................................           800         42,977
Teijin Ltd. ......................................         9,000         29,404
Teikoku Oil ......................................        12,000         49,617
Terumo Corp. .....................................         2,000         26,001
THK Co., LTD .....................................         2,200         41,830
Toei .............................................         3,000          8,262
Toho Co., Ltd. (b) ...............................         2,000         22,636
Tokio Marine & Fire Insurance ....................        15,000        106,500
Tokyo Broadcasting System ........................         1,000         18,901
Tokyo Electron Ltd. ..............................         1,500        104,237
Tokyo Gas Co., Ltd. ..............................        40,000         96,880
Tokyu Corp. ......................................        13,000         40,314
Toppan Printing Co., Ltd. ........................         9,000         84,612
Toray Industries, Inc. ...........................        13,000         35,704
Tosoh Corp. ......................................         7,000         20,229
Tostem Corp. .....................................         3,000         39,046
Toto Ltd. ........................................        11,000         47,640
Toyo Information Systems .........................         1,000         20,976
Toyo Seikan Kaisha ...............................         2,000         24,190
Toyobo Co., Ltd. .................................        11,000         14,939


                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                 WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

JAPAN (20.2%), CONTINUED
Toyoda Automatic Loom Works ......................         3,000    $    47,987
Toyota Motor Corp. ...............................        20,600        593,745
Trans Cosmos .....................................           300          8,941
Trend Micro, Inc. (b) ............................         1,500         39,159
UFJ Holdings, Inc. (b) ...........................            33         79,179
Uni-Charm Corp. ..................................           700         19,225
UNY Co., Ltd. ....................................         2,000         17,942
Ushio, Inc. ......................................         1,000         12,472
Wacoal Corp. .....................................         3,000         22,636
West Japan Railway Co. ...........................            14         53,767
World Co., Ltd. ..................................           450         12,393
Yakult Honsha Co., Ltd. ..........................         2,000         19,542
Yamaha Corp. .....................................         3,000         21,843
Yamanouchi Pharmaceutical ........................         3,000         74,924
Yamato Transport Co., Ltd. .......................         4,000         60,512
Yasuda Fire & Marine Insurance Co., Ltd. .........         5,000         25,767
Yokogawa Electric ................................         3,000         24,786
                                                                    -----------
                                                                     11,197,873
                                                                    -----------
NETHERLANDS (4.8%)
ABN-Amro Holdings NV .............................        12,862        244,277
Aegon NV .........................................         8,448        206,214
Akzo Nobel .......................................         3,542        165,626
ASM Lithography Holding NV (b) ...................         3,036         76,545
Buhrmann NV ......................................         1,440         18,844
DSM NV ...........................................         1,350         55,354
Elsevier .........................................         6,180         82,812
Getronics NV .....................................         3,300         10,969
Hagemeyer NV .....................................         2,280         50,522
Hollandsche Beton Groep NV .......................           850         15,498
IHC Caland NV ....................................           820         41,456
ING Groep NV .....................................        15,302        416,504
KLM-Koninklijke Luchtvaart Mij NV ................         1,617         23,248
Koninklijke (Royal) KPN NV (b) ...................        11,846         60,663
Koninklijke (Royal) Philips Electronics NV .......        12,898        393,490
Koninklijke Ahold NV .............................         6,999        183,666
Nedlloyd NV ......................................         1,442         21,612
OCE NV ...........................................         2,610         30,830
Qiagen NV (b) ....................................           921         14,141
TNT Post Group NV ................................         5,038        104,736
Unilever NV ......................................         5,323        305,561
Vedior NV ........................................         2,079         28,113
VNU NV ...........................................         2,631         83,548
Wolters Kluwers NV ...............................         2,460         51,507
                                                                    -----------
                                                                      2,685,736
                                                                    -----------
NEW ZEALAND (0.3%)
Carter Holt Harvey Ltd. ..........................        61,533         52,548
Fletcher Challenge Forests Ltd. (b) ..............       945,489        104,051
Telecom Corp. of New Zealand Ltd. ................        10,000         21,438
                                                                    -----------
                                                                        178,037
                                                                    -----------
NORWAY (1.2%)
Bergesen D.Y. ASA, Class A .......................         3,165         60,206
Bergesen D.Y. ASA, Class B .......................         3,362         57,482
DNB Holding ASA ..................................         8,300         43,795
EDB Business Partner ASA (b) .....................         1,300          9,347
Elkem ASA ........................................         3,248         64,358


COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

NORWAY (1.2%), CONTINUED
Frontline Ltd. ...................................         1,641    $    18,767
Leif Hoegh & Co. A/S (b) .........................         3,950         42,936
Merkantildata ASA (b) ............................         3,896          3,609
Nera ASA .........................................         2,801          5,614
Norske Skogindustrier ASA ........................         5,505        104,406
Opticom ASA (b) ..................................           155          4,660
Pan Fish ASA (b) .................................         1,000          2,242
Petroleum Geo-Services S/A (b) ...................         6,693         34,557
Schibsted ASA ....................................         1,652         18,051
Smedvig ASA, Class A .............................         2,787         23,983
Smedvig ASA, Class B .............................         2,625         19,320
Statoil ASA (b) ..................................        20,500        162,482
Tomra Systems ASA ................................         1,894         17,585
                                                                    -----------
                                                                        693,400
                                                                    -----------
PORTUGAL (0.5%)
Banco Commercial Portugues (b) ...................        14,860         52,244
Banco Espirito Santo SA ..........................         1,100         11,612
BPI-Soc Gestora de Participacces Sociais SA ......         4,900         11,542
Brisa Autostradas ................................        14,388         67,029
Cin-Corp Industrial Do Norte .....................         3,194         14,211
Electricidade de Portugal SA .....................        22,875         47,695
Jeronimo Martins, SGPS, SA (b) ...................         1,321         10,372
Portucel-Empresa Produtora de Pasta e Papel, SA ..         9,051         11,212
Portugal Telecom SA (b) ..........................         7,000         52,091
Sonae, SGPS, SA ..................................        26,428         21,211
                                                                    -----------
                                                                        299,219
                                                                    -----------
SINGAPORE (1.1%)
Chartered Semiconductor Manufacturing Ltd. (b) ...         6,644         17,584
City Developments Ltd. ...........................         8,000         28,418
Comfort Group Ltd. ...............................        34,000         12,539
Creative Technology Ltd. .........................           988         11,949
Cycle & Carriage .................................         6,458         14,920
DBS Group Holdings Ltd. ..........................        12,772        102,514
Haw Par Corp., Ltd. ..............................        16,000         36,792
NatSteel Ltd. ....................................        36,000         23,038
Neptune Orient Lines Ltd. (b) ....................        19,439         11,386
Overseas Union Enterprise Ltd. ...................         4,000         14,751
Parkway Holdings Ltd. ............................        21,000          9,794
Singapore Airlines Ltd. ..........................        10,260         80,126
Singapore Press Holdings .........................         4,500         60,036
Singapore Telecommunications .....................        59,000         50,876
The Straits Trading Co., Ltd. ....................        13,000         12,902
United Industrial Corp., Ltd. ....................        33,000         12,886
United Overseas Bank .............................        12,975        106,957
Venture MFG Singapore Ltd. .......................         1,428         14,095
                                                                    -----------
                                                                        621,563
                                                                    -----------
SPAIN (3.2%)
Acerinox SA ......................................         1,629         57,755
ACS, Actividades de Construccion y Servicios .....           740         20,465
Aguas de Barcelona (Gen De) ......................         2,100         22,974
Amadeus Global Travel Distribution SA, Class A (b)         1,500         10,665
Autopistas Concesionaria Espanola SA .............         3,569         33,004
Banco Bilbao Vizcaya Argentaria SA ...............        28,139        335,087
Banco Santander Central Hispano SA ...............        39,826        333,544
Corporacion Financiara Alba SA ...................           629         12,901


                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                 WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

SPAIN (3.2%), CONTINUED
Corporacion Mapfre, Compania
   Internacional de Reaseguros, SA ...............         1,470    $     9,888
Empresa Nacional de Celulosa .....................         2,299         34,557
Fomento de Construcciones y Contratas SA .........         1,600         38,637
Gas Natural SDG, SA ..............................         2,401         41,285
Grupo Dragados SA ................................         3,900         49,845
Industria de Diseno Textil, S.A. (Inditex) (b) ...         4,256         80,014
Puleva Biotech Eur (b) ...........................           390          1,497
Repsol SA ........................................        16,115        203,149
SOL Melia SA .....................................         3,642         27,865
Telefonica SA (b) ................................        38,391        430,375
Telepizza (b) ....................................         3,512          4,963
Terra Networks, S.A. (b) .........................         1,530         12,013
Vallehermoso SA ..................................         1,923         14,746
Viscofan, Industria Navarra de Envolturas
   Celulosicassas SA .............................         1,671         10,540
Zeltia SA (b) ....................................           912          8,776
                                                                    -----------
                                                                      1,794,545
                                                                    -----------
SWEDEN (3.1%)
Assa Abloy AB, Class B ...........................         3,530         46,689
Atlas Copco AB, Class A ..........................         2,524         59,334
Atlas Copco AB, Class B ..........................         2,316         52,544
Drott AB .........................................         1,100         12,425
Electrolux AB ....................................         3,000         53,291
Gambro AB, Class A ...............................         3,772         23,306
Hennes & Mauritz AB ..............................         5,414        109,500
Holmen AB, Class B ...............................         2,200         52,886
Modern Times Group  AB (b) .......................           500         13,757
NetCom AB (b) ....................................           925         27,773
Nordic Baltic Holding AB .........................        24,546        139,812
OM Gruppen AB ....................................           442          5,398
Sapa AB ..........................................         4,330         64,794
SAS AB (b) .......................................         9,243         68,264
Securitas AB .....................................         2,800         55,550
Skandia Forsakring AB ............................         6,567         33,285
Skandinaviska Enskilda Banken (SEB) ..............         4,825         47,979
Skanska AB, Class B ..............................        10,200         76,809
Ssab Svenskt Stal AB, Class A ....................         6,782         70,385
Ssab Svenskt Stal AB, Class B ....................         6,945         69,395
Svenska Cellulosa AB .............................         1,800         55,956
Svenska Handelsbanken ............................         6,500         93,187
Telefonaktiebolaget LM Ericsson AB ...............        69,349        293,244
Telia AB .........................................        11,321         40,221
Volvo AB, Class A ................................         3,600         68,294
Volvo AB, Class B ................................         4,300         85,102
WM-Data AB .......................................         3,000          7,965
                                                                    -----------
                                                                      1,727,145
                                                                    -----------
SWITZERLAND (7.0%)
Adecco SA, Registered ............................         1,391         88,292
Charles Voegele Holding AG .......................           214          8,265
Ciba Specialty Chemicals AG, Registered ..........         1,488        112,587
Clariant AG, Registered ..........................         4,100         93,492
Credit Suisse Group (b) ..........................         8,970        340,015
Ems-Chemie Holding AG (b) ........................            48        182,661
Forbo Holding AG .................................            75         24,260
Georg Fischer AG .................................           226         46,563

COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

SWITZERLAND (7.0%), CONTINUED
Jelmoli SA, Bearer ...............................            20    $    16,482
Jelmoli SA, Registered ...........................            78         12,986
Kudelski SA, Bearer (b) ..........................           360         18,602
Kuoni Reisen Holding .............................            54         17,884
Lonza AG .........................................           219        145,583
Novartis AG, Registered ..........................        26,150      1,028,555
Schindler Holding AG .............................            38         65,525
Serono SA ........................................            78         68,641
SGS Soc Gen Surveillance, Registered .............           157         39,301
Suez SA ..........................................         7,811        220,920
Swatch Group AG, Class B (b) .....................           480         48,876
Swatch Group AG, Registered (b) ..................         2,130         46,037
Swiss Reinsurance, Registered ....................         2,920        268,682
Swisscom AG ......................................           287         86,690
SYNTHES-STRATEC Inc. .............................           121         79,501
UBS AG, Registered (b) ...........................        11,458        564,112
Unaxis Holding AG, Registered ....................           193         21,374
Valora Holding AG ................................           220         37,281
Zurich Financial Services AG .....................           811        188,066
                                                                    -----------
                                                                      3,871,233
                                                                    -----------
UNITED KINGDOM (26.8%)
3i Group PLC .....................................         7,400         82,931
Aegis Group PLC ..................................        33,600         59,808
Airtours PLC .....................................         7,756         27,280
Amey PLC .........................................         3,100         11,500
Amvescap PLC .....................................         8,562        118,143
ARM Holdings PLC (b) .............................        10,548         42,658
Associated British Foods PLC .....................         2,024         14,786
AWG PLC ..........................................         8,784         65,732
AWG plc (b) ......................................     1,178,812          1,343
BAA PLC ..........................................        13,000        117,921
Barclays PLC .....................................        14,981        462,924
Barratt Developments .............................        10,190         68,635
BBA Group PLC ....................................         7,594         31,901
Berkeley Group PLC ...............................         4,982         56,258
BG Group PLC .....................................        41,765        181,096
BOC Group PLC ....................................         7,600        115,259
Boots Co., PLC ...................................        13,662        130,833
BP Amoco PLC .....................................       280,612      2,497,446
BPB PLC ..........................................        14,204         78,883
British Airways PLC ..............................         9,700         33,703
British Land Co., PLC ............................         9,247         68,143
British Sky Broadcasting Group PLC (b) ...........         7,685         91,049
BT Group PLC (b) .................................        78,610        313,434
BTG PLC (b) ......................................           768          6,234
Cable & Wireless PLC .............................        28,007         89,236
Cadbury Schweppes PLC ............................        21,400        147,721
Canary Wharf Group PLC (b) .......................         6,078         39,424
Capita Group PLC .................................         5,733         33,880
Carlton Communications PLC .......................         5,006         19,354
Celltech Group PLC (b) ...........................         1,920         17,539
Centrica PLC .....................................        38,970        126,247
CGU PLC ..........................................        21,538        227,266
Chubb PLC ........................................        22,300         56,365
Close Brothers Group PLC .........................           900          9,420
CMG PLC ..........................................         4,651         17,352


                                   Continued
--------------------------------------------------------------------------------

Schedule of Portfolio                 WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------

COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

UNITED KINGDOM (26.8%), CONTINUED
Compass Group PLC ................................        29,391    $   196,708
De La Rue PLC ....................................         4,839         31,939
Eidos PLC (b) ....................................         1,629          3,294
Electrocomponents PLC ............................         3,470         23,595
EMI Group PLC ....................................         6,387         32,970
Enterprise Oil PLC ...............................        13,619        121,985
GlaxoSmithKline PLC ..............................        56,051      1,320,166
Granada Compass PLC ..............................        37,627         73,406
Great Portland Estates PLC .......................         9,124         36,928
Great Universal Stores PLC .......................        11,538        115,011
Hammerson PLC ....................................        10,971         88,190
Hays PLC .........................................        21,342         54,856
HBOS PLC .........................................        31,629        341,626
HSBC Holdings PLC ................................        80,184        927,157
Invensys PLC .....................................        30,322         53,541
Johnson Matthey PLC ..............................         4,554         67,832
Kelda Group PLC ..................................        11,574         64,195
Kidde PLC ........................................        61,300         71,142
Kingfisher PLC ...................................        10,170         56,046
Land Securities PLC ..............................         7,500         95,372
Lattice Group PLC ................................        39,634         98,486
Legal & General Group PLC ........................        52,000        119,588
Lloyds TSB Group PLC .............................        50,147        514,860
Logica PLC .......................................         4,005         26,263
London Bridge Software Holdings PLC ..............         1,640          3,953
Man Group PLC ....................................         3,000         51,050
Marconi PLC ......................................        29,132          2,887
Marks & Spencer Class B, PLC (b) .................        29,199         28,482
Marks & Spencer PLC ..............................        23,637        129,672
Misys PLC ........................................         6,575         27,456
National Grid Group PLC ..........................        17,450        115,112
National Power PLC (b) ...........................        17,335         52,703
New Dixons Group PLC .............................        15,069         56,113
Next PLC .........................................         3,390         52,377
Novar PLC ........................................        17,286         36,431
Nycomed Amersham PLC .............................         7,136         78,092
Ocean Group PLC ..................................         8,555        105,743
Pace Micro Technology PLC ........................         1,846          1,814
Pearson PLC ......................................         9,754        125,285
Peninsular & Oriental Steam Navigation Co., PLC ..        14,687         51,972
Pilkington PLC ...................................        30,969         50,274
Provident Financial PLC ..........................         2,700         27,606
Prudential PLC ...................................        18,400        185,507
Psion PLC ........................................         3,390          3,403
Railtrack Group PLC ..............................         6,462         25,443
Reckitt Benckiser PLC ............................         5,571         91,548
Reed International PLC ...........................        14,400        139,643
Rentokil Initial PLC .............................        17,959         72,373
Reuters Group PLC ................................        15,391        118,679
Rexam PLC ........................................        11,848         81,490
RMC Group PLC ....................................         7,569         71,891
Royal & Sun Alliance Insurance Group .............        17,787         74,720
Royal Bank of Scotland Group PLC .................        26,151        673,281
Safeway PLC ......................................         8,921         37,317
Sage Group PLC ...................................        10,433         33,576
Sainsbury (J) PLC ................................        16,703         95,021


COMMON STOCKS (98.3%), CONTINUED

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                      ------        -----

UNITED KINGDOM (26.8%), CONTINUED
Schroders PLC ....................................         1,750    $    22,428
Scottish & Southern Energy PLC ...................         9,489         91,884
Scottish Power PLC ...............................        19,321         98,910
Severn Trent PLC .................................         6,758         71,021
Signet Group PLC .................................         9,500         16,234
Slough Estates PLC ...............................         7,571         41,844
Smith & Nephew PLC ...............................         7,629         44,595
Spirent PLC ......................................         5,804         11,282
SSL International PLC ............................         3,506         27,010
Stagecoach Holdings PLC ..........................        11,400         12,338
Telewest Communications PLC (b) ..................         6,200          1,148
Tesco PLC ........................................        71,655        245,909
Thomson Multimedia (b) ...........................           600         18,692
Thus Group PLC (b) ...............................        10,385          2,255
Unilever PLC .....................................        29,449        235,677
United Business Media PLC ........................         4,100         35,673
United Utilities PLC .............................         7,085         61,644
Vodafone AirTouch PLC ............................       609,327      1,125,816
Whitbread PLC ....................................         5,300         49,057
Wolseley PLC .....................................         5,825         59,142
                                                                    -----------
                                                                     14,970,333
                                                                    -----------
TOTAL COMMON STOCKS
  (COST $63,229,765) .............................                   54,792,740
                                                                    -----------
PREFERRED STOCKS (0.5%)
FRANCE (0.1%)
Casino Guichard-Perrachon ........................           800         43,271
                                                                    -----------
GERMANY (0.4%)
Dyckerhoff AG ....................................         1,500         23,228
Hugo Boss AG .....................................         1,060         24,228
Porsche AG .......................................           200         90,904
Prosieben Sat.1 Media AG .........................           945          7,997
Volkswagen AG ....................................         1,751         60,492
Wella AG .........................................           984         50,433
                                                                    -----------
                                                                        257,282
                                                                    -----------
TOTAL PREFERRED STOCKS
  (COST $342,940) ................................                      300,553
                                                                    -----------
INVESTMENT COMPANIES (0.7%)
Fifth Third Institutional Gov't. Money Market Fund       395,745        395,745
                                                                    -----------
TOTAL INVESTMENT COMPANIES
  (COST $395,745) ................................                      395,745
                                                                    -----------
TOTAL INVESTMENTS
  (COST $63,968,450) (a) - 99.5% .................                  $55,489,038
                                                                    ===========
------------
Percentages indicated are based on net assets of $55,782,667.
(a) Tax cost differs from value by net unrealized depreciation of securities as follows:
         Unrealized appreciation.................   $  4,162,038
         Unrealized depreciation.................    (12,974,332)
                                                    ------------
         Net unrealized depreciation.............   $ (8,812,294)
                                                    ============

(b) Represents non-income producing security.Continued#Schedule of Portfolio


                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Schedule of Portfolio                 WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
Investments                                                       March 31, 2002
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

INDUSTRY                                % OF NET ASSETS
--------                                ---------------
Basic Materials .....................          6.1
Communication Services ..............         10.4
Consumer Cyclicals ..................         11.2
Consumer Non-Cyclicals ..............         18.8
Energy ..............................          8.2
Financial Services ..................         27.5
Industrial ..........................         12.9
Technology ..........................          1.1
Utilities ...........................          2.3
Investment Companies ................          1.0
                                             -----
Total Investments ...................         99.5
                                             -----

Other Assets in excess of liabilities          0.5
                                             -----

NET ASSETS ..........................        100.0






                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Financial Statements                  WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2002

ASSETS:
Investments, at value (cost $63,968,450) ..............           $ 55,489,038
Foreign cash ..........................................                 93,028
Interest and dividends receivable .....................                182,361
Tax reclaims receivable ...............................                 55,638
Prepaid expenses ......................................                  7,829
                                                                  ------------
     TOTAL ASSETS .....................................             55,827,894

LIABILITIES:
Accrued expenses and other liabilities:
  Investment Adviser ..................................       8,945
  Administration ......................................       1,142
  Other ...............................................      35,140
                                                             ------
     TOTAL LIABILITIES ................................                 45,227
                                                                  ------------

NET ASSETS ............................................           $ 55,782,667
                                                                  ============

COMPOSITION OF NET ASSETS:

Capital ...............................................           $ 65,913,447
Accumulated net investment income .....................                  2,061
Accumulated net realized losses from
  investment and foreign currency transactions ........             (1,653,835)
Unrealized depreciation from investments
  and foreign currencies ..............................             (8,479,006)
                                                                  ------------
NET ASSETS ............................................           $ 55,782,667
                                                                  ============
Shares outstanding (par value $0.001, unlimited
  number of shares authorized) ........................              7,021,472
                                                                  ============
Net asset value, offering price and redemption
  price per share .....................................           $       7.94
                                                                  ============


STATEMENT OF OPERATIONS
For the year ended March 31, 2002


INVESTMENT INCOME:
Interest ..............................................           $      1,002
Dividend ..............................................              1,082,972
Foreign tax withholding ...............................               (122,974)
                                                                  ------------
     TOTAL INVESTMENT INCOME ..........................                961,000
                                                                  ------------

EXPENSES:
Investment Adviser ....................................      248,762
Administration ........................................       99,506
Accounting ............................................       95,522
Custodian .............................................      130,338
Transfer agency .......................................       24,694
Other .................................................       47,219
                                                             -------
   Total expenses before fee reductions ...............                646,041
Fee reduced by Administrator ..........................                (24,877)
Fee reduced by Investment Adviser .....................               (123,587)
                                                                  ------------
NET EXPENSES ..........................................                497,577
                                                                  ------------

NET INVESTMENT INCOME .................................                463,423
                                                                  ------------

NET REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
Net realized losses from investments and
  foreign currency transactions .......................             (1,738,369)
Change in unrealized appreciation/depreciation
  from investments and foreign currencies .............             (2,977,137)
                                                                  ------------
Net realized/unrealized losses from investments
  and foreign currency transactions ...................             (4,715,506)
                                                                  ------------
CHANGE IN NET ASSETS FROM OPERATIONS ..................            ($4,252,083)
                                                                  ============










                       See Notes to Financial Statements#
--------------------------------------------------------------------------------

Financial Statements                 WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                            For the year ended   For the year ended
                                                                                              March 31, 2002        March 31, 2001
                                                                                              --------------        --------------

INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income .........................................................                $    463,423          $    328,863
Net realized gains (losses) from investments and foreign
   currency transactions ......................................................                  (1,738,369)              146,968
Change in unrealized appreciation/depreciation from investments
   and foreign currencies .....................................................                  (2,977,137)          (17,702,313)
                                                                                               ------------          ------------
Change in net assets from operations ..........................................                  (4,252,083)          (17,226,482)
                                                                                               ------------          ------------

DIVIDENDS:
  Net investment income .......................................................                    (304,018)             (226,222)
  Net realized gains from investments and foreign currency transactions .......                    (268,373)             (155,990)
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS ...............................                    (572,391)             (382,212)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued .................................................                  18,696,950             8,506,925
  Portfolio transaction fees ..................................................                     186,970                85,069
  Dividends reinvested ........................................................                     543,819               382,014
  Cost of shares redeemed .....................................................                  (7,477,962)          (10,019,592)
                                                                                               ------------          ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........................                  11,949,777            (1,045,584)
                                                                                               ------------          ------------
CHANGE IN NET ASSETS ..........................................................                   7,125,303           (18,654,278)

NET ASSETS:
  Beginning of period .........................................................                  48,657,364            67,311,642
                                                                                               ------------          ------------
  End of period (including accumulated net investment income (loss) of $2,061
      and ($899), respectively)................................................                $ 55,782,667          $ 48,657,364
                                                                                               ============          ============

SHARE TRANSACTIONS:
  Issued ......................................................................                   2,295,460              807,183
  Reinvested ..................................................................                      69,188               37,379
  Redeemed ....................................................................                    (847,784)            (960,757)
                                                                                               ------------          -----------
CHANGE IN SHARES ..............................................................                   1,516,864             (116,195)
                                                                                               ============          ============










                       See Notes to Financial Statements
--------------------------------------------------------------------------------

Financial Statements                  WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.


                                                                                                                   For the period
                                                                      For the year ended   For the year ended    August 26, 1999 to
                                                                        March 31, 2002       March 31, 2001      March 31, 2000 (a)
                                                                      ------------------   ------------------    ------------------

NET ASSET VALUE, BEGINNING OF PERIOD ...........................           $8.84                 $11.98                $10.00
                                                                           -----                 ------                ------

INVESTMENT ACTIVITIES:
         Net investment income .................................            0.06                   0.05                  0.02
         Portfolio transaction fees ............................            0.03                   0.01                  0.02
         Net realized and unrealized gains/(losses) from
           investments and foreign currency transactions .......           (0.89)                 (3.13)                 2.00
                                                                           -----                  -----                  ----
         Total from investment activities ......................           (0.80)                 (3.07)                 2.04
                                                                           -----                  -----                  ----

DIVIDENDS:
         Net investment income .................................           (0.05)                 (0.03)                (0.02)
         In excess of net investment income ....................              --                     --                 (0.01)
         Net realized gains from investments and foreign
           currency transactions ...............................           (0.05)                 (0.04)                (0.03)
                                                                           -----                  -----                 -----
         Total dividends .......................................           (0.10)                 (0.07)                (0.06)
                                                                           -----                  -----                 -----

NET ASSET VALUE, END OF PERIOD .................................           $7.94                  $8.84                $11.98
                                                                           =====                  =====                ======

Total Return....................................................           (8.97%)               (25.70%)               20.35%  (b)

RATIOS/SUPPLEMENTARY DATA:
         Net Assets at end of period (000's) ...................          $55,783                $48,657               $67,312
         Ratio of net expenses to average net assets ...........             1.00%                  1.00%                 0.92% (c)
         Ratio of net investment income to average net assets ..             0.93%                  0.55%                 0.26% (c)
         Ratio of expenses to average net assets (d) ...........             1.30%                  1.13%                 1.03% (c)
         Portfolio turnover ....................................            21.25%                 14.73%                11.41% (c)



--------------------------------------------------------------------------------

(a)      Period from commenced operations.
(b)      Not annualized.
(c)      Annualized.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements

Notes to Financial Statements                                    March 31, 2002
--------------------------------------------------------------------------------

1.       ORGANIZATION:

         The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The accompanying financial statements are those of the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund (individually, a "Fund", collectively, the "Funds"). The Funds are a separate series of the Coventry Group. Financial statements for all other series are published separately.

         The Funds' investment objectives are as follows: The Walden/BBT Domestic Social Index Fund seeks long-term capital growth through a portfolio of stocks intended to parallel the diversification, risk profile, and investment performance of the U.S. large capitalization equity market whle incorporating social investment objectives. The Walden/BBT International Social Index Fund seeks long-term capital growth through a portfolio of international equities intended to parallel the performance of the Morgan Stanley Capital International/Europe, Asia and Far East Index.

2.       SIGNIFICANT ACCOUNTING POLICIES:

         The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

         SECURITY VALUATION:

         The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or at the direction of the Group's Board of Trustees.

         Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investment companies are valued at their respective net asset values.

         FOREIGN CURRENCY TRANSLATION:

         The Walden/BBT International Social Index Fund translates foreign currencies into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The changes in foreign exchange rates on investments are not isolated on the Statement of Operations. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

         The Walden/BBT International Social Index Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

         SECURITY TRANSACTIONS AND RELATED INCOME:

         Security transactions are accounted for on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date.

         EXPENSE ALLOCATION:

         Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Group are allocated proportionately to each Fund within the Group according to the relative net assets of each Fund or on another reasonable basis.




                                   Continued
--------------------------------------------------------------------------------

Notes to Financial Statements                                    March 31, 2002
--------------------------------------------------------------------------------

         DIVIDENDS TO SHAREHOLDERS:

         Dividends from net investment income and net realized gains, if any, are declared and distributed annually. Additional dividends are also paid to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

         The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification. The tax basis of distributions for 2002 and 2001 were as follows:

WALDEN/BBT DOMESTIC SOCIAL INDEX FUND                                               2002                  2001
                                                                                    ----                  ----

Ordinary income ................................................                  $178,841             $245,947
Long-term capital gains ........................................                        --                1,389
                                                                                  --------              -------
                                                                                  $178,841             $247,336
                                                                                  ========             ========

WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND
Ordinary income ................................................                  $420,842             $279,156
Long-term capital gains ........................................                   151,549              103,056
                                                                                   -------              -------
                                                                                  $572,391             $382,212
                                                                                  ========             ========


As of March 31, 2002, the difference between the book and tax basis of distributable earnings is the result of wash sales and post-October 31st losses.

         PORTFOLIO TRANSACTION FEE:

         The Walden/BBT International Social Index Fund imposes a portfolio transaction fee on share purchases equal to 1.00% of the dollar amount invested. This fee, which is not a sales charge, is paid directly to the Fund. The fee applies to the initial investment in the Fund (including purchases made as a result of exchanges from another affiliated fund) and all subsequent purchases, but not to reinvested dividends or dividends from net realized gains.

         FEDERAL INCOME TAXES:

         Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income tax is required.

3.       RELATED PARTY TRANSACTIONS:

         INVESTMENT ADVISER:

         Boston Trust Investment Management, Inc. (the "Investment Adviser") acts as the investment adviser to the Funds. On May 12, 2001, the Investment Adviser assumed all advisory responsibilities from its parent comapny, United States Trust Company of Boston ("USTCB"), the previous investment adviser to the Funds. For its services, the Investment Adviser is entitled to receive a fee, computed daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of 0.50%.

         ADMINISTRATION:

         BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), who serves the Funds as administrator, is a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Group are affiliated. Such officers are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS Ohio receives an annual fee, computed daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of 0.20%.

         DISTRIBUTION:

         BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves as the Funds' distribution agent.

         FUND ACCOUNTING, TRANSFER AGENCY, AND CUSTODIAN:

         BISYS Ohio provides fund accounting and transfer agency services for the Funds. Fifth Third Bank serves as custodian for the Walden/BBT International Social Index Fund. For these services to the Funds, BISYS Ohio and Fifth Third Bank receives an annual fee accrued daily and paid monthly. On June 19, 2001, USTCB assumed responsibility as custodian for the Walden/BBT Domestic Social Index Fund from Fifth Third Bank. Under the custody agreement, USTCB receives an annual fee computed daily and paid monthly based on the average daily net assets of the Fund.




                                   Continued
--------------------------------------------------------------------------------

Notes to Financial Statements                                    March 31, 2002
--------------------------------------------------------------------------------

         FEE REDUCTIONS AND REIMBURSEMENTS:

         The Investment Adviser has agreed to reduce its fees payable by the Funds to the extent necessary to limit the Funds' aggregate annual operating expenses to 0.75% and 1.00% of the average daily net assets for the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund, respectively. Any such reductions made by the Investment Adviser in its fees or payments or reimbursement of expenses which are the Funds' obligation may be subject to repayment by the Funds within three years provided the Funds are able to effect such repayment and remain in compliance with applicable limitations. Pursuant to its agreement, for the year ended March 31, 2002, the Investment Adviser reimbursed the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund $55,258 and $123,587, respectively. As of March 31, 2002, the Investment Adviser may recoup $163,189 and $187,649 from the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund, respectively.

         BISYS Ohio has agreed to reduce its administration fees. For the year ended March 31, 2002, BISYS Ohio voluntarily reduced $14,554 and $24,877 in fees for the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund, respectively.

4.       PURCHASES AND SALES OF SECURITIES:

         Purchases of and proceeds from sales, excluding short-term securities, for the Funds for the year ended March 31, 2002, totaled:


                                                                            Purchases                 Sales
                                                                            ---------                 -----
Walden/BBT Domestic Social Index Fund                                     $ 3,485,762             $ 1,519,919
Walden/BBT International Social Index Fund                                 21,761,462              10,527,030


5.       FEDERAL INCOME TAX INFORMATION:

         For federal income tax purposes, the following Funds had capital loss carry forwards as of March 31, 2002, which are available to offset future realized gains, if any:


                                                                             Amount                   Expires
                                                                             ------                   -------

Walden/BBT Domestic Social Index Fund                                     $   187,129                   2009
                                                                              132,420                   2010
Walden/BBT International Social Index Fund                                  1,184,143                   2010


6.       OTHER FEDERAL TAX INFORMATION (UNAUDITED):

         For the taxable year ended March 31, 2002, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations.


                                                                                   Qualified Dividend Income
                                                                                   -------------------------
Walden/BBT Domestic Social Index Fund                                                        100.00%


         During the year ended March 31, 2002, the Funds declared long-term realized gain distributions in the following amounts:


                                                                                        20% Capital Gains
                                                                                        -----------------
Walden/BBT International Social Index Fund                                                   $151,549


         The Walden/BBT International Social Index Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on March 31, 2002 are as follows:


                                                                                Foreign Source Income     Foreign Tax Expense
                                                                                ---------------------     -------------------

Walden/BBT International Social Index Fund                                              0.08                      0.02


         The pass-through of the foreign tax credit will only affect those persons who are shareholders on a dividend record date during the calendar year 2002. These shareholders will receive more detailed information along with their 2002 Form 1099-DIV.

         Losses incurred after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Walden/BBT Domestic Social Index Fund has incurred and will elect to defer $68,898 of realized losses. The Walden/BBT International Social Index Fund has incurred and will elect to defer $173,496 of realized losses.



--------------------------------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of the Walden/BBT Domestic Social Index Fund and the Walden/BBT International Social Index Fund of The Coventry
Group:

We have audited the accompanying statements of assets and liabilities of the Walden/BBT Domestic Social Index Fund and the Walden/BBT International Social Index Fund of The Coventry Group (a Massachusetts business trust), including the schedules of portfolio investments, as of March 31, 2002, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Walden/BBT Domestic Social Index Fund and the Walden/BBT International Social Index Fund as of March 31, 2002, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.



ARTHUR ANDERSEN LLP

Columbus, Ohio,
May 15, 2002

Trustees                                                         March 31, 2002

--------------------------------------------------------------------------------


                                                                                      NUMBER OF
                                       TERM OF          PRINCIPAL                     PORTFOLIOS IN     OTHER
                      POSITION(S)      OFFICE AND       OCCUPATION(S)                 FUND COMPLEX      TRUSTEESHIPS
NAME, ADDRESS,        HELD WITH        LENGTH OF        DURING PAST 5                 OVERSEEN BY       HELD BY
AND AGE               FUND             TIME SERVED      YEARS                         TRUSTEE           TRUSTEE*
--------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

Maurice G. Stark
3435 Stelzer Road        Trustee    2/92 to present      Retired                          13           N/A
Columbus, OH  43219
Age: 66

John H. Ferring IV
Plaze Inc.                                                President and
105 Bolte                Trustee    5/98 to present       owner, Plaze, Inc.              13           N/A
St. Claire, MO  63077                                     1979 to present
Age: 49

Michael Van Buskirk                                       Chief Executive
3435 Stelzer Road                                         Officer, Ohio Bankers                        BISYS Variable
Columbus, Oh 43219       Trustee    2/92 to present       League (industry                13           Insurance Funds
Age: 55                                                   trade association)
                                                          5/91 to present

INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Jeffrey R. Young(1)
3435 Stelzer Road        Chairman and                     Employee of BISYS
Columbus, Ohio  43219    Trustee    8/99 to present       Fund Services                   13            N/A
Age: 38                                                   10/93 to present

Walter B. Grimm(1)
3435 Stelzer Road                                         Employee of BISYS                       American Performance
Columbus, Oh 43219       Trustee    4/96 to present       Fund Services                   13      Funds
Age: 57                                                   6/92 to present











--------------------------------------------------------------------------------

*     Not reflected in prior column.

(1) Mr. Grimm and Mr. Young are each deemed to be an "interested person," as defined by the 1940 Act, because of their employment with BISYS Fund Services.

INVESTMENT ADVISER
Boston Trust Investment Management, Inc.
40 Court Street
Boston, MA 02108

CUSTODIAN
Walden/BBT Domestic Social Index Fund
United States Trust Company of Boston
40 Court Street
Boston, MA 02108

Walden/BBT International Social Index Fund
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

AUDITORS
Arthur Andersen LLP
Huntington Center
41 South High Street
Columbus, OH 43215-6150

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006


This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.





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